UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Equity-Income Fund
Equity-Income
Class K
Class F

October 31, 2009

1.809096.105

EQU-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 1.5%
Johnson Controls, Inc.	5,809,575	$ 138,965
Magna International, Inc. Class A (sub. vtg.)	323,000	12,740
Michelin CGDE Series B	343,000	25,515
The Goodyear Tire & Rubber Co. (a)	7,770,000	100,078
		277,298
Automobiles - 1.0%
Daimler AG (Reg.)	514,702	24,824
Fiat SpA (a)	3,298,000	49,308
Ford Motor Co. (a)	1,493,566	10,455
Harley-Davidson, Inc. (c)	4,292,650	106,973
Winnebago Industries, Inc.	487,426	5,605
		197,165
Diversified Consumer Services - 0.6%
H&R Block, Inc.	6,339,234	116,262
Hotels, Restaurants & Leisure - 1.0%
Las Vegas Sands Corp. unit	388,000	99,732
Starbucks Corp. (a)	4,570,000	86,739
		186,471
Household Durables - 1.9%
Black & Decker Corp.	1,087,729	51,363
KB Home	566,900	8,039
Lennar Corp. Class A	2,047,934	25,804
Newell Rubbermaid, Inc.	6,146,480	89,185
Pulte Homes, Inc.	5,654,934	50,951
Toll Brothers, Inc. (a)	178,163	3,086
Whirlpool Corp.	1,962,448	140,492
		368,920
Internet & Catalog Retail - 0.2%
Liberty Media Corp. Interactive Series A (a)	3,350,566	37,995
Leisure Equipment & Products - 0.2%
Brunswick Corp.	3,531,000	33,474
Media - 2.6%
Belo Corp. Series A	3,229,986	15,181
CC Media Holdings, Inc. Class A (a)	2,159,142	2,807
Comcast Corp. Class A	7,256,155	105,214
Informa PLC	6,463,474	31,114
Interpublic Group of Companies, Inc. (a)	3,689,900	22,213
The Walt Disney Co.	4,571,785	125,130
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.	5,029,029	$ 151,474
Virgin Media, Inc.	3,052,163	42,639
		495,772
Multiline Retail - 1.9%
Kohl's Corp. (a)	2,568,835	146,989
Macy's, Inc.	2,720,800	47,804
Target Corp.	3,198,900	154,923
Tuesday Morning Corp. (a)	1,513,113	4,887
		354,603
Specialty Retail - 2.5%
Home Depot, Inc.	7,544,200	189,284
Lowe's Companies, Inc.	3,591,122	70,278
OfficeMax, Inc.	1,381,327	15,789
RadioShack Corp.	1,217,000	20,555
Staples, Inc.	5,837,155	126,666
Tiffany & Co., Inc.	1,259,055	49,468
		472,040
TOTAL CONSUMER DISCRETIONARY		2,540,000
CONSUMER STAPLES - 5.3%
Beverages - 1.1%
Carlsberg AS Series B	1,225,789	86,521
The Coca-Cola Co.	2,427,653	129,418
		215,939
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	1,975,295	69,728
Kroger Co.	1,285,000	29,722
Wal-Mart Stores, Inc.	681,937	33,879
Walgreen Co.	1,210,400	45,789
Winn-Dixie Stores, Inc. (a)	1,988,618	22,054
		201,172
Food Products - 1.1%
Hershey Co.	342,900	12,958
Marine Harvest ASA (a)(c)	53,809,600	39,187
Nestle SA (Reg.)	2,293,603	106,890
Tyson Foods, Inc. Class A	4,072,773	50,991
		210,026
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.9%
Kimberly-Clark Corp.	968,511	$ 59,234
Procter & Gamble Co.	2,080,217	120,653
		179,887
Personal Products - 0.3%
Avon Products, Inc.	1,614,400	51,742
Tobacco - 0.8%
Philip Morris International, Inc.	3,241,295	153,508
TOTAL CONSUMER STAPLES		1,012,274
ENERGY - 15.5%
Energy Equipment & Services - 2.9%
BJ Services Co.	2,194,972	42,143
Halliburton Co.	2,725,700	79,618
Nabors Industries Ltd. (a)	3,200,651	66,670
Noble Corp.	4,210,044	171,517
Pride International, Inc. (a)	1,357,300	40,122
Schlumberger Ltd.	2,494,287	155,145
		555,215
Oil, Gas & Consumable Fuels - 12.6%
Anadarko Petroleum Corp.	966,100	58,864
Apache Corp.	1,236,910	116,418
Chevron Corp.	7,263,795	555,971
ConocoPhillips	5,622,090	282,116
CONSOL Energy, Inc.	1,464,610	62,700
Devon Energy Corp.	707,200	45,763
EOG Resources, Inc.	1,497,700	122,302
Exxon Mobil Corp.	7,125,080	510,654
Marathon Oil Corp.	2,454,745	78,478
Occidental Petroleum Corp.	2,221,591	168,574
Reliance Industries Ltd.	780,275	31,595
Royal Dutch Shell PLC:
Class A sponsored ADR	5,166,800	306,960
Class B ADR	786,200	45,725
		2,386,120
TOTAL ENERGY		2,941,335
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 25.4%
Capital Markets - 5.2%
Bank of New York Mellon Corp.	4,660,449	$ 124,248
Credit Suisse Group sponsored ADR	1,453,300	77,461
Goldman Sachs Group, Inc.	1,605,806	273,260
KKR Private Equity Investors, LP Restricted Depositary Units (a)(e)	1,564,000	13,920
Legg Mason, Inc.	480,368	13,984
Morgan Stanley	8,133,683	261,254
Nomura Holdings, Inc.	2,347,300	16,545
State Street Corp.	1,964,289	82,461
T. Rowe Price Group, Inc.	685,842	33,421
UBS AG:
(For. Reg.) (a)	2,188,500	36,486
(NY Shares) (a)	3,699,700	61,378
		994,418
Commercial Banks - 7.5%
Associated Banc-Corp.	4,044,122	51,805
Comerica, Inc.	1,933,200	53,646
Huntington Bancshares, Inc.	5,371,500	20,465
KeyCorp	10,514,100	56,671
Marshall & Ilsley Corp.	2,857,200	15,200
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	13,192,375	70,052
PNC Financial Services Group, Inc.	7,010,420	343,090
Standard Chartered PLC (United Kingdom)	1,913,103	47,130
SunTrust Banks, Inc.	1,377,600	26,326
U.S. Bancorp, Delaware	5,431,602	126,122
Wells Fargo & Co.	22,493,885	619,032
		1,429,539
Consumer Finance - 1.6%
American Express Co.	1,399,856	48,771
Capital One Financial Corp.	2,591,900	94,864
Discover Financial Services	8,284,661	117,145
Promise Co. Ltd. (c)	1,134,050	7,209
SLM Corp. (a)	2,966,668	28,777
		296,766
Diversified Financial Services - 7.4%
Bank of America Corp.	35,920,588	523,722
Citigroup, Inc.	22,375,552	91,516
CME Group, Inc.	52,166	15,786
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	17,665,549	$ 737,889
Moody's Corp.	1,340,994	31,755
		1,400,668
Insurance - 2.6%
ACE Ltd.	1,671,801	85,864
Hartford Financial Services Group, Inc.	2,008,400	49,246
MBIA, Inc. (a)(c)	1,385,303	5,624
MetLife, Inc.	1,670,380	56,843
Montpelier Re Holdings Ltd. (d)	4,395,478	71,031
PartnerRe Ltd.	1,093,326	83,618
The First American Corp.	857,330	26,054
The Travelers Companies, Inc.	2,338,640	116,441
		494,721
Real Estate Investment Trusts - 0.6%
Developers Diversified Realty Corp. (c)	1,599,547	13,740
HCP, Inc.	1,914,400	56,647
Segro PLC	3,147,500	18,242
Senior Housing Properties Trust (SBI)	1,617,668	31,189
		119,818
Real Estate Management & Development - 0.5%
Allgreen Properties Ltd.	4,003,000	3,231
CB Richard Ellis Group, Inc. Class A (a)	7,334,751	75,915
Indiabulls Real Estate Ltd. (a)	1,102,263	5,771
		84,917
TOTAL FINANCIALS		4,820,847
HEALTH CARE - 7.7%
Biotechnology - 0.7%
Amgen, Inc. (a)	1,866,578	100,291
Biogen Idec, Inc. (a)	800,000	33,704
		133,995
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	1,001,800	54,157
Boston Scientific Corp. (a)	6,872,038	55,801
Covidien PLC	1,717,890	72,358
		182,316
Health Care Providers & Services - 0.5%
CIGNA Corp.	228,400	6,359
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Fresenius Medical Care AG & Co. KGaA	334,700	$ 16,229
UnitedHealth Group, Inc.	2,508,600	65,098
		87,686
Pharmaceuticals - 5.6%
Abbott Laboratories	1,105,300	55,895
Bristol-Myers Squibb Co.	1,380,725	30,100
Johnson & Johnson	3,221,571	190,234
Merck & Co., Inc.	5,432,800	168,037
Pfizer, Inc.	27,221,269	463,578
Sanofi-Aventis	334,887	24,546
Schering-Plough Corp.	4,448,740	125,454
		1,057,844
TOTAL HEALTH CARE		1,461,841
INDUSTRIALS - 9.1%
Aerospace & Defense - 2.6%
General Dynamics Corp.	570,200	35,752
Honeywell International, Inc.	4,475,988	160,643
Raytheon Co.	342,900	15,527
Spirit AeroSystems Holdings, Inc. Class A (a)	2,574,318	40,983
The Boeing Co.	1,662,916	79,487
United Technologies Corp.	2,572,060	158,053
		490,445
Building Products - 0.3%
Armstrong World Industries, Inc. (a)	228,548	8,513
Masco Corp.	4,614,347	54,219
		62,732
Commercial Services & Supplies - 0.1%
Republic Services, Inc.	781,422	20,247
Electrical Equipment - 0.4%
Cooper Industries PLC Class A	1,377,800	53,307
Schneider Electric SA	284,563	29,735
		83,042
Industrial Conglomerates - 3.0%
General Electric Co.	13,984,063	199,413
Koninklijke Philips Electronics NV (NY Shares)	778,325	19,528
Rheinmetall AG	1,199,767	65,218
Siemens AG sponsored ADR	1,713,100	154,213
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	3,654,500	$ 64,977
Tyco International Ltd.	2,058,890	69,076
		572,425
Machinery - 2.2%
Briggs & Stratton Corp. (c)(d)	3,687,785	68,962
Caterpillar, Inc.	332,300	18,296
Cummins, Inc.	1,388,400	59,785
Eaton Corp.	1,295,400	78,307
Ingersoll-Rand Co. Ltd.	2,002,792	63,268
Kennametal, Inc.	1,844,109	43,447
The Stanley Works	935,535	42,314
Vallourec SA	197,600	31,317
		405,696
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	302,100	22,754
CSX Corp.	605,500	25,540
Union Pacific Corp.	886,700	48,893
		97,187
TOTAL INDUSTRIALS		1,731,774
INFORMATION TECHNOLOGY - 7.8%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	7,085,420	161,902
Motorola, Inc.	7,117,870	61,000
		222,902
Computers & Peripherals - 1.2%
Dell, Inc. (a)	114,300	1,656
Hewlett-Packard Co.	3,774,707	179,148
International Business Machines Corp.	449,755	54,245
		235,049
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	2,799,800	70,947
Avnet, Inc. (a)	3,431,191	85,025
Tyco Electronics Ltd.	3,926,690	83,442
		239,414
IT Services - 0.0%
MoneyGram International, Inc. (a)	2,437,904	7,289
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Xerox Corp.	3,777,398	$ 28,406
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	1,326,900	34,008
Applied Materials, Inc.	6,893,800	84,104
Intel Corp.	11,277,560	215,514
Micron Technology, Inc. (a)	4,989,700	33,880
National Semiconductor Corp.	5,622,162	72,751
Novellus Systems, Inc. (a)	2,392,727	49,242
Teradyne, Inc. (a)	5,682,400	47,562
Varian Semiconductor Equipment Associates, Inc. (a)	989,500	28,092
		565,153
Software - 1.0%
Microsoft Corp.	4,351,927	120,679
Oracle Corp.	2,910,692	61,416
		182,095
TOTAL INFORMATION TECHNOLOGY		1,480,308
MATERIALS - 1.6%
Chemicals - 0.8%
Celanese Corp. Class A	1,413,700	38,806
Dow Chemical Co.	1,434,600	33,684
E.I. du Pont de Nemours & Co.	2,651,000	84,355
		156,845
Construction Materials - 0.1%
HeidelbergCement AG	266,988	16,002
Metals & Mining - 0.6%
Alcoa, Inc.	4,129,321	51,286
Nucor Corp.	1,299,300	51,777
Tata Steel Ltd.	284,824	2,817
		105,880
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	628,600	22,843
TOTAL MATERIALS		301,570
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 5.0%
AT&T, Inc.	22,763,750	584,345
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.	25,266,800	$ 90,708
Verizon Communications, Inc.	9,493,449	280,911
		955,964
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (a)	21,463,703	63,533
Vodafone Group PLC sponsored ADR	2,949,425	65,448
		128,981
TOTAL TELECOMMUNICATION SERVICES		1,084,945
UTILITIES - 3.3%
Electric Utilities - 2.4%
Allegheny Energy, Inc.	5,836,916	133,198
American Electric Power Co., Inc.	1,685,718	50,942
Entergy Corp.	1,249,800	95,885
Exelon Corp.	2,225,200	104,495
FirstEnergy Corp.	1,771,400	76,666
		461,186
Independent Power Producers & Energy Traders - 0.8%
AES Corp.	7,895,427	103,193
Constellation Energy Group, Inc.	1,266,394	39,157
		142,350
Multi-Utilities - 0.1%
Wisconsin Energy Corp.	549,000	23,975
TOTAL UTILITIES		627,511
TOTAL COMMON STOCKS (Cost $17,783,772)		18,002,405
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 1.1%
FINANCIALS - 0.4%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	26,000	22,178
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - continued
Insurance - 0.3%
XL Capital Ltd. 10.75%	1,674,100	$ 42,941
TOTAL FINANCIALS		65,119
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Schering-Plough Corp. 6.00%	260,400	62,910
MATERIALS - 0.4%
Chemicals - 0.1%
Celanese Corp. 4.25%	384,300	13,497
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	651,000	69,813
TOTAL MATERIALS		83,310
TOTAL CONVERTIBLE PREFERRED STOCKS		211,339
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Fondiaria-Sai SpA (Risparmio Shares)	972,050	11,958
TOTAL PREFERRED STOCKS (Cost $225,253)		223,297
Corporate Bonds - 1.8%
	Principal Amount (000s)
Convertible Bonds - 1.7%
CONSUMER DISCRETIONARY - 0.7%
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	$ 2,130	3,957
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17 (e)	6,840	5,596
Media - 0.7%
Liberty Media Corp.:
3.5% 1/15/31	7,095	4,961
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.: - continued
4% 11/15/29 (e)	$ 13,232	$ 7,046
3.5% 1/15/31 (e)	20,122	14,070
News America, Inc. liquid yield option note:
0% 2/28/21 (e)	57,550	37,470
0% 2/28/21	16,370	10,658
Virgin Media, Inc. 6.5% 11/15/16 (e)	49,396	52,305
		126,510
TOTAL CONSUMER DISCRETIONARY		136,063
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (a)(e)	36,072	15,114
INDUSTRIALS - 0.2%
Airlines - 0.2%
AMR Corp. 6.25% 10/15/14	6,510	5,282
UAL Corp.:
4.5% 6/30/21 (e)	20,550	15,310
4.5% 6/30/21	3,320	2,473
6% 10/15/29	8,230	7,623
		30,688
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	6,510	10,104
TOTAL INDUSTRIALS		40,792
INFORMATION TECHNOLOGY - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc.:
6% 5/1/15 (e)	34,770	25,295
6% 5/1/15	17,310	12,593
Intel Corp. 3.25% 8/1/39 (e)	28,290	30,553
Micron Technology, Inc. 1.875% 6/1/14	18,790	14,257
		82,698
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
MATERIALS - 0.2%
Metals & Mining - 0.2%
Alcoa, Inc. 5.25% 3/15/14	$ 11,060	$ 23,143
United States Steel Corp. 4% 5/15/14	15,120	20,015
		43,158
TOTAL CONVERTIBLE BONDS		317,825
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	31,600	17,064
TOTAL CORPORATE BONDS (Cost $350,017)		334,889
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.20% (f)	189,390,290	189,390
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(f)	71,880,140	71,880
TOTAL MONEY MARKET FUNDS (Cost $261,270)		261,270
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $18,620,312)		18,821,861
NET OTHER ASSETS - 0.8%		156,212
NET ASSETS - 100%		$ 18,978,073
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $216,679,000 or 1.1% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 259
Fidelity Securities Lending Cash Central Fund	5,655
Total	$ 5,914
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Briggs & Stratton Corp.	$ 54,542	$ -	$ -	$ 1,623	$ 68,962
Montpelier Re Holdings Ltd.	54,234	11,455	1,739	863	71,031
Total	$ 108,776	$ 11,455	$ 1,739	$ 2,486	$ 139,993
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,540,000	$ 2,415,444	$ 124,556	$ -
Consumer Staples	1,012,274	1,012,274	-	-
Energy	2,941,335	2,909,740	31,595	-
Financials	4,897,924	4,828,682	69,242	-
Health Care	1,524,751	1,437,295	87,456	-
Industrials	1,731,774	1,731,774	-	-
Information Technology	1,480,308	1,480,308	-	-
Materials	384,880	298,753	86,127	-
Telecommunication Services	1,084,945	1,084,945	-	-
Utilities	627,511	627,511	-	-
Corporate Bonds	334,889	-	334,889	-
Money Market Funds	261,270	261,270	-	-
Total Investments in Securities:	$ 18,821,861	$ 18,087,996	$ 733,865	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 33,174
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	66,558
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	(99,732)
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $18,738,432,000. Net unrealized appreciation aggregated $83,429,000, of which $3,514,487,000 related to appreciated investment securities and $3,431,058,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Large Cap Growth Fund

October 31, 2009

1.809091.105

LCG-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Diversified Consumer Services - 2.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	47,900	$ 2,735,090
Household Durables - 2.8%
Garmin Ltd.	35,800	1,083,308
Newell Rubbermaid, Inc.	19,600	284,396
NVR, Inc. (a)	2,700	1,788,129
		3,155,833
Internet & Catalog Retail - 0.4%
Priceline.com, Inc. (a)(c)	3,000	473,370
Media - 2.6%
Comcast Corp. Class A	122,900	1,782,050
McGraw-Hill Companies, Inc.	39,500	1,136,810
		2,918,860
Multiline Retail - 1.0%
Target Corp.	24,500	1,186,535
Specialty Retail - 1.1%
Advance Auto Parts, Inc.	12,300	458,298
Chico's FAS, Inc. (a)	29,500	352,525
RadioShack Corp.	26,300	444,207
		1,255,030
TOTAL CONSUMER DISCRETIONARY		11,724,718
CONSUMER STAPLES - 17.6%
Food & Staples Retailing - 8.8%
Kroger Co.	181,400	4,195,782
Wal-Mart Stores, Inc.	116,200	5,772,816
		9,968,598
Food Products - 1.7%
Archer Daniels Midland Co.	31,900	960,828
Hormel Foods Corp.	27,300	995,358
		1,956,186
Household Products - 6.4%
Church & Dwight Co., Inc.	63,400	3,606,192
Kimberly-Clark Corp.	58,400	3,571,744
		7,177,936
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.7%
Herbalife Ltd.	24,200	$ 814,330
TOTAL CONSUMER STAPLES		19,917,050
ENERGY - 4.4%
Energy Equipment & Services - 1.7%
Helix Energy Solutions Group, Inc. (a)	27,100	372,083
Nabors Industries Ltd. (a)	46,900	976,927
Rowan Companies, Inc.	24,100	560,325
		1,909,335
Oil, Gas & Consumable Fuels - 2.7%
Chesapeake Energy Corp.	10,300	252,350
Exxon Mobil Corp.	38,900	2,787,963
		3,040,313
TOTAL ENERGY		4,949,648
FINANCIALS - 4.8%
Capital Markets - 1.1%
TD Ameritrade Holding Corp. (a)	68,000	1,312,400
Diversified Financial Services - 0.9%
IntercontinentalExchange, Inc. (a)	6,900	691,311
MSCI, Inc. Class A (a)	10,600	322,240
		1,013,551
Insurance - 1.7%
AFLAC, Inc.	25,000	1,037,250
Brown & Brown, Inc.	15,200	279,224
Progressive Corp. (a)	17,500	280,000
Validus Holdings Ltd.	11,600	293,480
		1,889,954
Real Estate Investment Trusts - 0.8%
Public Storage	12,400	912,640
Thrifts & Mortgage Finance - 0.3%
Hudson City Bancorp, Inc.	23,100	303,534
TOTAL FINANCIALS		5,432,079
Common Stocks - continued
	Shares	Value
HEALTH CARE - 16.5%
Biotechnology - 6.6%
Amgen, Inc. (a)	79,700	$ 4,282,281
Biogen Idec, Inc. (a)	75,800	3,193,454
		7,475,735
Health Care Providers & Services - 5.8%
Laboratory Corp. of America Holdings (a)	17,600	1,212,464
Medco Health Solutions, Inc. (a)	65,800	3,692,696
Quest Diagnostics, Inc.	30,200	1,689,086
		6,594,246
Pharmaceuticals - 4.1%
Johnson & Johnson	78,900	4,659,045
TOTAL HEALTH CARE		18,729,026
INDUSTRIALS - 10.1%
Aerospace & Defense - 7.0%
Lockheed Martin Corp.	45,700	3,143,703
Northrop Grumman Corp.	28,300	1,418,679
Raytheon Co.	73,800	3,341,664
		7,904,046
Commercial Services & Supplies - 0.4%
The Brink's Co.	21,000	498,330
Construction & Engineering - 1.0%
Jacobs Engineering Group, Inc. (a)	26,300	1,112,227
Professional Services - 1.2%
Dun & Bradstreet Corp.	17,800	1,362,768
Road & Rail - 0.5%
Con-way, Inc.	7,700	254,023
Landstar System, Inc.	10,400	366,496
		620,519
TOTAL INDUSTRIALS		11,497,890
INFORMATION TECHNOLOGY - 31.9%
Communications Equipment - 3.3%
Cisco Systems, Inc. (a)	165,900	3,790,815
Computers & Peripherals - 16.1%
Apple, Inc. (a)	31,400	5,918,900
Diebold, Inc.	70,700	2,137,968
International Business Machines Corp.	47,800	5,765,158
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NCR Corp. (a)	95,300	$ 967,295
SanDisk Corp. (a)	46,800	958,464
Seagate Technology	28,000	390,600
Western Digital Corp. (a)	61,300	2,064,584
		18,202,969
Electronic Equipment & Components - 3.5%
Arrow Electronics, Inc. (a)	63,900	1,619,226
Avnet, Inc. (a)	61,000	1,511,580
Vishay Intertechnology, Inc. (a)	136,900	852,887
		3,983,693
Internet Software & Services - 2.0%
Google, Inc. Class A (a)	4,200	2,251,704
IT Services - 3.8%
Amdocs Ltd. (a)	11,400	287,280
Cognizant Technology Solutions Corp. Class A (a)	11,900	459,935
NeuStar, Inc. Class A (a)	153,300	3,541,230
		4,288,445
Semiconductors & Semiconductor Equipment - 2.8%
Cypress Semiconductor Corp. (a)	65,500	552,165
Marvell Technology Group Ltd. (a)	99,200	1,361,024
Texas Instruments, Inc.	55,900	1,310,855
		3,224,044
Software - 0.4%
Red Hat, Inc. (a)	16,300	420,703
TOTAL INFORMATION TECHNOLOGY		36,162,373
MATERIALS - 3.4%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	5,000	385,650
E.I. du Pont de Nemours & Co.	9,400	299,108
Monsanto Co.	4,800	322,464
Praxair, Inc.	4,000	317,760
The Mosaic Co.	5,600	261,688
		1,586,670
Metals & Mining - 2.0%
Alcoa, Inc.	23,000	285,660
Cliffs Natural Resources, Inc.	9,000	320,130
Freeport-McMoRan Copper & Gold, Inc.	6,000	440,160
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	10,700	$ 465,022
Nucor Corp.	6,600	263,010
Southern Copper Corp. (c)	10,700	337,050
United States Steel Corp.	6,300	217,287
		2,328,319
TOTAL MATERIALS		3,914,989
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	8,100	298,242
UTILITIES - 0.5%
Electric Utilities - 0.3%
Exelon Corp.	6,100	286,456
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	9,400	280,120
TOTAL UTILITIES		566,576
TOTAL COMMON STOCKS (Cost $111,678,917)		113,192,591
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 0.20% (d)	251,559	251,559
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	804,000	804,000
TOTAL MONEY MARKET FUNDS (Cost $1,055,559)		1,055,559
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $112,734,476)		114,248,150
NET OTHER ASSETS - (0.7)%		(772,124)
NET ASSETS - 100%		$ 113,476,026
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,431
Fidelity Securities Lending Cash Central Fund	6,050
Total	$ 9,481
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $113,520,369. Net unrealized appreciation aggregated $727,781, of which $6,979,790 related to appreciated investment securities and $6,252,009 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Large Cap
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2009

1.859107.102

ALCG-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Diversified Consumer Services - 2.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	47,900	$ 2,735,090
Household Durables - 2.8%
Garmin Ltd.	35,800	1,083,308
Newell Rubbermaid, Inc.	19,600	284,396
NVR, Inc. (a)	2,700	1,788,129
		3,155,833
Internet & Catalog Retail - 0.4%
Priceline.com, Inc. (a)(c)	3,000	473,370
Media - 2.6%
Comcast Corp. Class A	122,900	1,782,050
McGraw-Hill Companies, Inc.	39,500	1,136,810
		2,918,860
Multiline Retail - 1.0%
Target Corp.	24,500	1,186,535
Specialty Retail - 1.1%
Advance Auto Parts, Inc.	12,300	458,298
Chico's FAS, Inc. (a)	29,500	352,525
RadioShack Corp.	26,300	444,207
		1,255,030
TOTAL CONSUMER DISCRETIONARY		11,724,718
CONSUMER STAPLES - 17.6%
Food & Staples Retailing - 8.8%
Kroger Co.	181,400	4,195,782
Wal-Mart Stores, Inc.	116,200	5,772,816
		9,968,598
Food Products - 1.7%
Archer Daniels Midland Co.	31,900	960,828
Hormel Foods Corp.	27,300	995,358
		1,956,186
Household Products - 6.4%
Church & Dwight Co., Inc.	63,400	3,606,192
Kimberly-Clark Corp.	58,400	3,571,744
		7,177,936
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.7%
Herbalife Ltd.	24,200	$ 814,330
TOTAL CONSUMER STAPLES		19,917,050
ENERGY - 4.4%
Energy Equipment & Services - 1.7%
Helix Energy Solutions Group, Inc. (a)	27,100	372,083
Nabors Industries Ltd. (a)	46,900	976,927
Rowan Companies, Inc.	24,100	560,325
		1,909,335
Oil, Gas & Consumable Fuels - 2.7%
Chesapeake Energy Corp.	10,300	252,350
Exxon Mobil Corp.	38,900	2,787,963
		3,040,313
TOTAL ENERGY		4,949,648
FINANCIALS - 4.8%
Capital Markets - 1.1%
TD Ameritrade Holding Corp. (a)	68,000	1,312,400
Diversified Financial Services - 0.9%
IntercontinentalExchange, Inc. (a)	6,900	691,311
MSCI, Inc. Class A (a)	10,600	322,240
		1,013,551
Insurance - 1.7%
AFLAC, Inc.	25,000	1,037,250
Brown & Brown, Inc.	15,200	279,224
Progressive Corp. (a)	17,500	280,000
Validus Holdings Ltd.	11,600	293,480
		1,889,954
Real Estate Investment Trusts - 0.8%
Public Storage	12,400	912,640
Thrifts & Mortgage Finance - 0.3%
Hudson City Bancorp, Inc.	23,100	303,534
TOTAL FINANCIALS		5,432,079
Common Stocks - continued
	Shares	Value
HEALTH CARE - 16.5%
Biotechnology - 6.6%
Amgen, Inc. (a)	79,700	$ 4,282,281
Biogen Idec, Inc. (a)	75,800	3,193,454
		7,475,735
Health Care Providers & Services - 5.8%
Laboratory Corp. of America Holdings (a)	17,600	1,212,464
Medco Health Solutions, Inc. (a)	65,800	3,692,696
Quest Diagnostics, Inc.	30,200	1,689,086
		6,594,246
Pharmaceuticals - 4.1%
Johnson & Johnson	78,900	4,659,045
TOTAL HEALTH CARE		18,729,026
INDUSTRIALS - 10.1%
Aerospace & Defense - 7.0%
Lockheed Martin Corp.	45,700	3,143,703
Northrop Grumman Corp.	28,300	1,418,679
Raytheon Co.	73,800	3,341,664
		7,904,046
Commercial Services & Supplies - 0.4%
The Brink's Co.	21,000	498,330
Construction & Engineering - 1.0%
Jacobs Engineering Group, Inc. (a)	26,300	1,112,227
Professional Services - 1.2%
Dun & Bradstreet Corp.	17,800	1,362,768
Road & Rail - 0.5%
Con-way, Inc.	7,700	254,023
Landstar System, Inc.	10,400	366,496
		620,519
TOTAL INDUSTRIALS		11,497,890
INFORMATION TECHNOLOGY - 31.9%
Communications Equipment - 3.3%
Cisco Systems, Inc. (a)	165,900	3,790,815
Computers & Peripherals - 16.1%
Apple, Inc. (a)	31,400	5,918,900
Diebold, Inc.	70,700	2,137,968
International Business Machines Corp.	47,800	5,765,158
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NCR Corp. (a)	95,300	$ 967,295
SanDisk Corp. (a)	46,800	958,464
Seagate Technology	28,000	390,600
Western Digital Corp. (a)	61,300	2,064,584
		18,202,969
Electronic Equipment & Components - 3.5%
Arrow Electronics, Inc. (a)	63,900	1,619,226
Avnet, Inc. (a)	61,000	1,511,580
Vishay Intertechnology, Inc. (a)	136,900	852,887
		3,983,693
Internet Software & Services - 2.0%
Google, Inc. Class A (a)	4,200	2,251,704
IT Services - 3.8%
Amdocs Ltd. (a)	11,400	287,280
Cognizant Technology Solutions Corp. Class A (a)	11,900	459,935
NeuStar, Inc. Class A (a)	153,300	3,541,230
		4,288,445
Semiconductors & Semiconductor Equipment - 2.8%
Cypress Semiconductor Corp. (a)	65,500	552,165
Marvell Technology Group Ltd. (a)	99,200	1,361,024
Texas Instruments, Inc.	55,900	1,310,855
		3,224,044
Software - 0.4%
Red Hat, Inc. (a)	16,300	420,703
TOTAL INFORMATION TECHNOLOGY		36,162,373
MATERIALS - 3.4%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	5,000	385,650
E.I. du Pont de Nemours & Co.	9,400	299,108
Monsanto Co.	4,800	322,464
Praxair, Inc.	4,000	317,760
The Mosaic Co.	5,600	261,688
		1,586,670
Metals & Mining - 2.0%
Alcoa, Inc.	23,000	285,660
Cliffs Natural Resources, Inc.	9,000	320,130
Freeport-McMoRan Copper & Gold, Inc.	6,000	440,160
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	10,700	$ 465,022
Nucor Corp.	6,600	263,010
Southern Copper Corp. (c)	10,700	337,050
United States Steel Corp.	6,300	217,287
		2,328,319
TOTAL MATERIALS		3,914,989
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	8,100	298,242
UTILITIES - 0.5%
Electric Utilities - 0.3%
Exelon Corp.	6,100	286,456
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	9,400	280,120
TOTAL UTILITIES		566,576
TOTAL COMMON STOCKS (Cost $111,678,917)		113,192,591
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 0.20% (d)	251,559	251,559
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	804,000	804,000
TOTAL MONEY MARKET FUNDS (Cost $1,055,559)		1,055,559
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $112,734,476)		114,248,150
NET OTHER ASSETS - (0.7)%		(772,124)
NET ASSETS - 100%		$ 113,476,026
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,431
Fidelity Securities Lending Cash Central Fund	6,050
Total	$ 9,481
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $113,520,369. Net unrealized appreciation aggregated $727,781, of which $6,979,790 related to appreciated investment securities and $6,252,009 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Large Cap Value Fund

October 31, 2009

1.809080.105

LCV-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.5%
TRW Automotive Holdings Corp. (a)	324,100	$ 5,072,165
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc.	330,600	4,178,784
Wyndham Worldwide Corp.	419,400	7,150,770
		11,329,554
Household Durables - 1.0%
Whirlpool Corp.	140,800	10,079,872
Media - 3.4%
Time Warner Cable, Inc.	197,000	7,769,680
Time Warner, Inc.	409,500	12,334,140
Viacom, Inc. Class B (non-vtg.) (a)	471,600	13,011,444
		33,115,264
Multiline Retail - 1.1%
Macy's, Inc.	602,300	10,582,411
Specialty Retail - 1.5%
Aeropostale, Inc. (a)	190,000	7,130,700
Best Buy Co., Inc.	201,500	7,693,270
		14,823,970
Textiles, Apparel & Luxury Goods - 0.7%
Polo Ralph Lauren Corp. Class A	88,300	6,571,286
TOTAL CONSUMER DISCRETIONARY		91,574,522
CONSUMER STAPLES - 5.0%
Beverages - 1.9%
Coca-Cola Enterprises, Inc.	285,000	5,434,950
Dr Pepper Snapple Group, Inc. (a)	239,600	6,531,496
Molson Coors Brewing Co. Class B	137,900	6,752,963
		18,719,409
Food Products - 2.0%
Archer Daniels Midland Co.	243,100	7,322,172
Bunge Ltd.	106,700	6,088,302
Tyson Foods, Inc. Class A	466,500	5,840,580
		19,251,054
Household Products - 0.5%
Energizer Holdings, Inc. (a)	89,400	5,441,778
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.6%
Lorillard, Inc.	70,600	$ 5,487,032
TOTAL CONSUMER STAPLES		48,899,273
ENERGY - 19.9%
Energy Equipment & Services - 5.0%
Atwood Oceanics, Inc. (a)	193,500	6,867,315
ENSCO International, Inc.	186,800	8,553,572
Nabors Industries Ltd. (a)	297,100	6,188,593
National Oilwell Varco, Inc. (a)	300,600	12,321,594
Pride International, Inc. (a)	184,000	5,439,040
Transocean Ltd. (a)	114,500	9,607,695
		48,977,809
Oil, Gas & Consumable Fuels - 14.9%
Alpha Natural Resources, Inc. (a)	160,900	5,465,773
Apache Corp.	122,500	11,529,700
Chesapeake Energy Corp.	480,500	11,772,250
Chevron Corp.	532,200	40,734,588
ConocoPhillips	87,300	4,380,714
CONSOL Energy, Inc.	117,600	5,034,456
EXCO Resources, Inc.	289,900	4,528,238
Exxon Mobil Corp.	567,700	40,687,059
Marathon Oil Corp.	455,900	14,575,123
Occidental Petroleum Corp.	29,800	2,261,224
Tesoro Corp. (c)	369,800	5,228,972
		146,198,097
TOTAL ENERGY		195,175,906
FINANCIALS - 24.6%
Capital Markets - 5.8%
BlackRock, Inc. Class A	38,600	8,356,514
Goldman Sachs Group, Inc.	150,200	25,559,534
Invesco Ltd.	328,300	6,943,545
Morgan Stanley	511,600	16,432,592
		57,292,185
Commercial Banks - 4.3%
Comerica, Inc.	214,100	5,941,275
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
PNC Financial Services Group, Inc.	302,600	$ 14,809,244
Wells Fargo & Co.	794,500	21,864,640
		42,615,159
Diversified Financial Services - 7.9%
Bank of America Corp.	2,331,900	33,999,102
Citigroup, Inc.	758,700	3,103,083
JPMorgan Chase & Co.	969,900	40,512,723
		77,614,908
Insurance - 5.7%
ACE Ltd.	146,500	7,524,240
Genworth Financial, Inc. Class A	664,700	7,059,114
Lincoln National Corp.	248,900	5,931,287
MetLife, Inc.	210,400	7,159,912
RenaissanceRe Holdings Ltd.	103,400	5,428,500
The Travelers Companies, Inc.	226,400	11,272,456
Validus Holdings Ltd.	200,700	5,077,710
XL Capital Ltd. Class A	366,700	6,017,547
		55,470,766
Real Estate Investment Trusts - 0.9%
Duke Realty LP	272,700	3,065,148
SL Green Realty Corp.	144,300	5,593,068
		8,658,216
TOTAL FINANCIALS		241,651,234
HEALTH CARE - 9.1%
Health Care Equipment & Supplies - 0.5%
Cooper Companies, Inc.	178,700	5,005,387
Health Care Providers & Services - 1.8%
CIGNA Corp.	236,900	6,595,296
Community Health Systems, Inc. (a)	159,700	4,995,416
Humana, Inc. (a)	156,800	5,892,544
		17,483,256
Pharmaceuticals - 6.8%
King Pharmaceuticals, Inc. (a)	537,800	5,447,914
Merck & Co., Inc.	499,100	15,437,163
Mylan, Inc. (a)(c)	338,500	5,497,240
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	2,028,500	$ 34,545,355
Watson Pharmaceuticals, Inc. (a)	160,600	5,527,852
		66,455,524
TOTAL HEALTH CARE		88,944,167
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.1%
Goodrich Corp.	90,200	4,902,370
Honeywell International, Inc.	139,700	5,013,833
Precision Castparts Corp.	51,700	4,938,901
United Technologies Corp.	93,300	5,733,285
		20,588,389
Building Products - 0.5%
Owens Corning (a)	217,800	4,815,558
Industrial Conglomerates - 2.0%
General Electric Co.	1,400,100	19,965,426
Machinery - 4.1%
Crane Co.	112,874	3,143,541
Cummins, Inc.	189,800	8,172,788
Ingersoll-Rand Co. Ltd.	301,400	9,521,226
Navistar International Corp. (a)	118,000	3,910,520
Oshkosh Co.	302,700	9,462,402
SPX Corp.	102,500	5,409,950
		39,620,427
Road & Rail - 2.0%
CSX Corp.	249,300	10,515,474
Union Pacific Corp.	171,600	9,462,024
		19,977,498
TOTAL INDUSTRIALS		104,967,298
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 1.4%
CommScope, Inc. (a)	188,800	5,101,376
Motorola, Inc.	1,052,700	9,021,639
		14,123,015
Computers & Peripherals - 2.3%
Dell, Inc. (a)	344,500	4,991,805
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
International Business Machines Corp.	43,100	$ 5,198,291
Seagate Technology	522,800	7,293,060
Western Digital Corp. (a)	146,700	4,940,856
		22,424,012
Electronic Equipment & Components - 0.5%
Tyco Electronics Ltd.	224,600	4,772,750
IT Services - 1.2%
Computer Sciences Corp. (a)	130,100	6,597,371
Fidelity National Information Services, Inc.	224,200	4,878,592
		11,475,963
Semiconductors & Semiconductor Equipment - 0.5%
Micron Technology, Inc. (a)	808,665	5,490,835
TOTAL INFORMATION TECHNOLOGY		58,286,575
MATERIALS - 4.1%
Chemicals - 2.5%
Ashland, Inc.	141,000	4,870,140
Dow Chemical Co.	417,500	9,802,900
Lubrizol Corp.	77,300	5,145,088
Terra Industries, Inc.	153,900	4,889,403
		24,707,531
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	175,600	5,598,128
Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc.	130,200	9,551,472
TOTAL MATERIALS		39,857,131
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	867,562	22,270,317
Qwest Communications International, Inc.	2,309,700	8,291,823
Verizon Communications, Inc.	204,100	6,039,319
		36,601,459
Wireless Telecommunication Services - 0.9%
Sprint Nextel Corp. (a)	3,029,100	8,966,136
TOTAL TELECOMMUNICATION SERVICES		45,567,595
Common Stocks - continued
	Shares	Value
UTILITIES - 6.3%
Electric Utilities - 1.8%
Entergy Corp.	103,900	$ 7,971,208
FirstEnergy Corp.	229,100	9,915,448
		17,886,656
Independent Power Producers & Energy Traders - 1.6%
AES Corp.	352,500	4,607,175
Constellation Energy Group, Inc.	172,700	5,339,884
NRG Energy, Inc. (a)	237,000	5,448,630
		15,395,689
Multi-Utilities - 2.9%
PG&E Corp.	263,500	10,774,515
Public Service Enterprise Group, Inc.	267,000	7,956,600
Sempra Energy	193,900	9,976,155
		28,707,270
TOTAL UTILITIES		61,989,615
TOTAL COMMON STOCKS (Cost $931,583,055)		976,913,316
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.20% (d)	1,946,723	1,946,723
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	9,219,300	9,219,300
TOTAL MONEY MARKET FUNDS (Cost $11,166,023)		11,166,023
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $942,749,078)		988,079,339
NET OTHER ASSETS - (0.8)%		(7,360,579)
NET ASSETS - 100%		$ 980,718,760
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,062
Fidelity Securities Lending Cash Central Fund	21,921
Total	$ 34,983
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $990,774,006. Net unrealized depreciation aggregated $2,694,667, of which $96,818,004 related to appreciated investment securities and $99,512,671 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Large Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2009

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Large Cap Value Fund

1.859111.102

ALCV-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.5%
TRW Automotive Holdings Corp. (a)	324,100	$ 5,072,165
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc.	330,600	4,178,784
Wyndham Worldwide Corp.	419,400	7,150,770
		11,329,554
Household Durables - 1.0%
Whirlpool Corp.	140,800	10,079,872
Media - 3.4%
Time Warner Cable, Inc.	197,000	7,769,680
Time Warner, Inc.	409,500	12,334,140
Viacom, Inc. Class B (non-vtg.) (a)	471,600	13,011,444
		33,115,264
Multiline Retail - 1.1%
Macy's, Inc.	602,300	10,582,411
Specialty Retail - 1.5%
Aeropostale, Inc. (a)	190,000	7,130,700
Best Buy Co., Inc.	201,500	7,693,270
		14,823,970
Textiles, Apparel & Luxury Goods - 0.7%
Polo Ralph Lauren Corp. Class A	88,300	6,571,286
TOTAL CONSUMER DISCRETIONARY		91,574,522
CONSUMER STAPLES - 5.0%
Beverages - 1.9%
Coca-Cola Enterprises, Inc.	285,000	5,434,950
Dr Pepper Snapple Group, Inc. (a)	239,600	6,531,496
Molson Coors Brewing Co. Class B	137,900	6,752,963
		18,719,409
Food Products - 2.0%
Archer Daniels Midland Co.	243,100	7,322,172
Bunge Ltd.	106,700	6,088,302
Tyson Foods, Inc. Class A	466,500	5,840,580
		19,251,054
Household Products - 0.5%
Energizer Holdings, Inc. (a)	89,400	5,441,778
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.6%
Lorillard, Inc.	70,600	$ 5,487,032
TOTAL CONSUMER STAPLES		48,899,273
ENERGY - 19.9%
Energy Equipment & Services - 5.0%
Atwood Oceanics, Inc. (a)	193,500	6,867,315
ENSCO International, Inc.	186,800	8,553,572
Nabors Industries Ltd. (a)	297,100	6,188,593
National Oilwell Varco, Inc. (a)	300,600	12,321,594
Pride International, Inc. (a)	184,000	5,439,040
Transocean Ltd. (a)	114,500	9,607,695
		48,977,809
Oil, Gas & Consumable Fuels - 14.9%
Alpha Natural Resources, Inc. (a)	160,900	5,465,773
Apache Corp.	122,500	11,529,700
Chesapeake Energy Corp.	480,500	11,772,250
Chevron Corp.	532,200	40,734,588
ConocoPhillips	87,300	4,380,714
CONSOL Energy, Inc.	117,600	5,034,456
EXCO Resources, Inc.	289,900	4,528,238
Exxon Mobil Corp.	567,700	40,687,059
Marathon Oil Corp.	455,900	14,575,123
Occidental Petroleum Corp.	29,800	2,261,224
Tesoro Corp. (c)	369,800	5,228,972
		146,198,097
TOTAL ENERGY		195,175,906
FINANCIALS - 24.6%
Capital Markets - 5.8%
BlackRock, Inc. Class A	38,600	8,356,514
Goldman Sachs Group, Inc.	150,200	25,559,534
Invesco Ltd.	328,300	6,943,545
Morgan Stanley	511,600	16,432,592
		57,292,185
Commercial Banks - 4.3%
Comerica, Inc.	214,100	5,941,275
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
PNC Financial Services Group, Inc.	302,600	$ 14,809,244
Wells Fargo & Co.	794,500	21,864,640
		42,615,159
Diversified Financial Services - 7.9%
Bank of America Corp.	2,331,900	33,999,102
Citigroup, Inc.	758,700	3,103,083
JPMorgan Chase & Co.	969,900	40,512,723
		77,614,908
Insurance - 5.7%
ACE Ltd.	146,500	7,524,240
Genworth Financial, Inc. Class A	664,700	7,059,114
Lincoln National Corp.	248,900	5,931,287
MetLife, Inc.	210,400	7,159,912
RenaissanceRe Holdings Ltd.	103,400	5,428,500
The Travelers Companies, Inc.	226,400	11,272,456
Validus Holdings Ltd.	200,700	5,077,710
XL Capital Ltd. Class A	366,700	6,017,547
		55,470,766
Real Estate Investment Trusts - 0.9%
Duke Realty LP	272,700	3,065,148
SL Green Realty Corp.	144,300	5,593,068
		8,658,216
TOTAL FINANCIALS		241,651,234
HEALTH CARE - 9.1%
Health Care Equipment & Supplies - 0.5%
Cooper Companies, Inc.	178,700	5,005,387
Health Care Providers & Services - 1.8%
CIGNA Corp.	236,900	6,595,296
Community Health Systems, Inc. (a)	159,700	4,995,416
Humana, Inc. (a)	156,800	5,892,544
		17,483,256
Pharmaceuticals - 6.8%
King Pharmaceuticals, Inc. (a)	537,800	5,447,914
Merck & Co., Inc.	499,100	15,437,163
Mylan, Inc. (a)(c)	338,500	5,497,240
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	2,028,500	$ 34,545,355
Watson Pharmaceuticals, Inc. (a)	160,600	5,527,852
		66,455,524
TOTAL HEALTH CARE		88,944,167
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.1%
Goodrich Corp.	90,200	4,902,370
Honeywell International, Inc.	139,700	5,013,833
Precision Castparts Corp.	51,700	4,938,901
United Technologies Corp.	93,300	5,733,285
		20,588,389
Building Products - 0.5%
Owens Corning (a)	217,800	4,815,558
Industrial Conglomerates - 2.0%
General Electric Co.	1,400,100	19,965,426
Machinery - 4.1%
Crane Co.	112,874	3,143,541
Cummins, Inc.	189,800	8,172,788
Ingersoll-Rand Co. Ltd.	301,400	9,521,226
Navistar International Corp. (a)	118,000	3,910,520
Oshkosh Co.	302,700	9,462,402
SPX Corp.	102,500	5,409,950
		39,620,427
Road & Rail - 2.0%
CSX Corp.	249,300	10,515,474
Union Pacific Corp.	171,600	9,462,024
		19,977,498
TOTAL INDUSTRIALS		104,967,298
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 1.4%
CommScope, Inc. (a)	188,800	5,101,376
Motorola, Inc.	1,052,700	9,021,639
		14,123,015
Computers & Peripherals - 2.3%
Dell, Inc. (a)	344,500	4,991,805
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
International Business Machines Corp.	43,100	$ 5,198,291
Seagate Technology	522,800	7,293,060
Western Digital Corp. (a)	146,700	4,940,856
		22,424,012
Electronic Equipment & Components - 0.5%
Tyco Electronics Ltd.	224,600	4,772,750
IT Services - 1.2%
Computer Sciences Corp. (a)	130,100	6,597,371
Fidelity National Information Services, Inc.	224,200	4,878,592
		11,475,963
Semiconductors & Semiconductor Equipment - 0.5%
Micron Technology, Inc. (a)	808,665	5,490,835
TOTAL INFORMATION TECHNOLOGY		58,286,575
MATERIALS - 4.1%
Chemicals - 2.5%
Ashland, Inc.	141,000	4,870,140
Dow Chemical Co.	417,500	9,802,900
Lubrizol Corp.	77,300	5,145,088
Terra Industries, Inc.	153,900	4,889,403
		24,707,531
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	175,600	5,598,128
Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc.	130,200	9,551,472
TOTAL MATERIALS		39,857,131
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	867,562	22,270,317
Qwest Communications International, Inc.	2,309,700	8,291,823
Verizon Communications, Inc.	204,100	6,039,319
		36,601,459
Wireless Telecommunication Services - 0.9%
Sprint Nextel Corp. (a)	3,029,100	8,966,136
TOTAL TELECOMMUNICATION SERVICES		45,567,595
Common Stocks - continued
	Shares	Value
UTILITIES - 6.3%
Electric Utilities - 1.8%
Entergy Corp.	103,900	$ 7,971,208
FirstEnergy Corp.	229,100	9,915,448
		17,886,656
Independent Power Producers & Energy Traders - 1.6%
AES Corp.	352,500	4,607,175
Constellation Energy Group, Inc.	172,700	5,339,884
NRG Energy, Inc. (a)	237,000	5,448,630
		15,395,689
Multi-Utilities - 2.9%
PG&E Corp.	263,500	10,774,515
Public Service Enterprise Group, Inc.	267,000	7,956,600
Sempra Energy	193,900	9,976,155
		28,707,270
TOTAL UTILITIES		61,989,615
TOTAL COMMON STOCKS (Cost $931,583,055)		976,913,316
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.20% (d)	1,946,723	1,946,723
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	9,219,300	9,219,300
TOTAL MONEY MARKET FUNDS (Cost $11,166,023)		11,166,023
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $942,749,078)		988,079,339
NET OTHER ASSETS - (0.8)%		(7,360,579)
NET ASSETS - 100%		$ 980,718,760
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,062
Fidelity Securities Lending Cash Central Fund	21,921
Total	$ 34,983
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $990,774,006. Net unrealized depreciation aggregated $2,694,667, of which $96,818,004 related to appreciated investment securities and $99,512,671 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mid Cap Growth Fund

October 31, 2009

1.809081.105

MCG-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 20.0%
Auto Components - 1.0%
Johnson Controls, Inc.	82,600	$ 1,975,792
Hotels, Restaurants & Leisure - 2.8%
Starbucks Corp. (a)	204,100	3,873,818
Starwood Hotels & Resorts Worldwide, Inc.	64,200	1,865,652
		5,739,470
Household Durables - 1.7%
Harman International Industries, Inc.	93,400	3,512,774
Internet & Catalog Retail - 0.5%
Expedia, Inc. (a)	43,000	974,810
Media - 2.2%
Discovery Communications, Inc. (a)	55,000	1,512,500
Focus Media Holding Ltd. ADR (a)(c)	165,000	1,986,600
VisionChina Media, Inc. ADR (a)	115,000	961,400
		4,460,500
Specialty Retail - 8.6%
Abercrombie & Fitch Co. Class A	97,000	3,183,540
Pacific Sunwear of California, Inc. (a)	170,000	1,026,800
Ross Stores, Inc.	68,300	3,005,883
TJX Companies, Inc.	112,500	4,201,875
Urban Outfitters, Inc. (a)	142,400	4,468,512
Zumiez, Inc. (a)	134,300	1,809,021
		17,695,631
Textiles, Apparel & Luxury Goods - 3.2%
Hanesbrands, Inc. (a)	144,600	3,126,252
Polo Ralph Lauren Corp. Class A	45,000	3,348,900
		6,475,152
TOTAL CONSUMER DISCRETIONARY		40,834,129
CONSUMER STAPLES - 3.5%
Beverages - 1.9%
Heckmann Corp. (a)	920,500	3,921,330
Food Products - 1.6%
Bunge Ltd.	54,800	3,126,888
TOTAL CONSUMER STAPLES		7,048,218
Common Stocks - continued
	Shares	Value
ENERGY - 7.3%
Energy Equipment & Services - 3.4%
Exterran Holdings, Inc. (a)(c)	48,100	$ 982,683
Helmerich & Payne, Inc.	57,000	2,167,140
Smith International, Inc.	68,000	1,885,640
Weatherford International Ltd. (a)	110,000	1,928,300
		6,963,763
Oil, Gas & Consumable Fuels - 3.9%
Alpha Natural Resources, Inc. (a)	60,000	2,038,200
Arch Coal, Inc.	61,600	1,334,256
CONSOL Energy, Inc.	50,000	2,140,500
Denbury Resources, Inc. (a)	76,700	1,119,820
Petrohawk Energy Corp. (a)	60,000	1,411,200
		8,043,976
TOTAL ENERGY		15,007,739
FINANCIALS - 6.3%
Capital Markets - 1.2%
Greenhill & Co., Inc.	28,500	2,457,555
Commercial Banks - 0.9%
Regions Financial Corp.	173,900	841,676
Zions Bancorp	61,000	863,760
		1,705,436
Diversified Financial Services - 3.2%
CME Group, Inc.	10,100	3,056,361
Moody's Corp. (c)	42,000	994,560
MSCI, Inc. Class A (a)	84,100	2,556,640
		6,607,561
Real Estate Management & Development - 1.0%
Indiabulls Real Estate Ltd. (a)	393,368	2,059,491
TOTAL FINANCIALS		12,830,043
HEALTH CARE - 19.5%
Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (a)	40,000	1,776,400
AMAG Pharmaceuticals, Inc. (a)(c)	29,600	1,118,288
Dendreon Corp. (a)(c)	74,000	1,869,980
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Human Genome Sciences, Inc. (a)(c)	53,000	$ 990,570
Isis Pharmaceuticals, Inc. (a)	73,800	935,046
		6,690,284
Health Care Equipment & Supplies - 12.4%
ArthroCare Corp. (a)	640,079	12,161,500
Cyberonics, Inc. (a)	285,600	4,129,776
Edwards Lifesciences Corp. (a)	44,300	3,408,442
Masimo Corp. (a)	24,000	637,680
NuVasive, Inc. (a)(c)	44,000	1,596,760
St. Jude Medical, Inc. (a)	65,500	2,232,240
Wright Medical Group, Inc. (a)	66,000	1,072,500
		25,238,898
Health Care Providers & Services - 1.6%
Aetna, Inc.	43,000	1,119,290
Community Health Systems, Inc. (a)	33,500	1,047,880
Humana, Inc. (a)	31,000	1,164,980
		3,332,150
Health Care Technology - 1.1%
Cerner Corp. (a)	28,700	2,182,348
Life Sciences Tools & Services - 1.1%
Illumina, Inc. (a)	40,200	1,290,420
QIAGEN NV (a)	49,900	1,039,417
		2,329,837
TOTAL HEALTH CARE		39,773,517
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.0%
Precision Castparts Corp.	42,800	4,088,684
Airlines - 0.8%
Continental Airlines, Inc. Class B (a)	135,000	1,552,500
Building Products - 1.0%
Lennox International, Inc.	60,700	2,043,769
Electrical Equipment - 1.1%
Cooper Industries PLC Class A	57,300	2,216,937
Machinery - 3.8%
AGCO Corp. (a)	78,700	2,212,257
Bucyrus International, Inc. Class A	31,000	1,377,020
Cummins, Inc.	45,600	1,963,536
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
IDEX Corp.	37,500	$ 1,066,125
Joy Global, Inc.	24,000	1,209,840
		7,828,778
Road & Rail - 2.0%
CSX Corp.	98,000	4,133,640
TOTAL INDUSTRIALS		21,864,308
INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 2.1%
Juniper Networks, Inc. (a)	163,700	4,175,987
Computers & Peripherals - 2.0%
SanDisk Corp. (a)	99,400	2,035,712
Western Digital Corp. (a)	62,200	2,094,896
		4,130,608
Electronic Equipment & Components - 3.7%
Agilent Technologies, Inc.	155,100	3,837,174
Avnet, Inc. (a)	80,000	1,982,400
Digital Ally, Inc. (a)(c)	569,596	1,190,456
Maxwell Technologies, Inc. (a)	32,000	573,760
		7,583,790
Internet Software & Services - 1.1%
Baidu.com, Inc. sponsored ADR (a)	6,050	2,286,416
IT Services - 1.1%
MasterCard, Inc. Class A	9,700	2,124,494
Semiconductors & Semiconductor Equipment - 8.3%
Altera Corp.	107,000	2,117,530
ASML Holding NV (NY Shares)	72,000	1,939,680
Broadcom Corp. Class A (a)	72,900	1,939,869
KLA-Tencor Corp.	62,000	2,015,620
Marvell Technology Group Ltd. (a)	224,400	3,078,768
National Semiconductor Corp.	160,100	2,071,694
NVIDIA Corp. (a)	160,000	1,913,600
Xilinx, Inc.	90,000	1,957,500
		17,034,261
Software - 7.9%
Activision Blizzard, Inc. (a)	96,000	1,039,680
ANSYS, Inc. (a)	67,300	2,731,034
Autonomy Corp. PLC (a)	85,000	1,874,197
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
BMC Software, Inc. (a)	88,900	$ 3,303,524
Citrix Systems, Inc. (a)	82,400	3,029,024
Informatica Corp. (a)	97,000	2,059,310
McAfee, Inc. (a)	50,000	2,094,000
		16,130,769
TOTAL INFORMATION TECHNOLOGY		53,466,325
MATERIALS - 5.9%
Chemicals - 4.9%
Fertilizantes Fosfatados SA (PN) (a)	106,300	1,026,062
Potash Corp. of Saskatchewan, Inc.	21,500	2,003,569
Terra Industries, Inc.	30,600	972,162
The Mosaic Co.	128,700	6,014,151
		10,015,944
Metals & Mining - 1.0%
AngloGold Ashanti Ltd. sponsored ADR	28,200	1,058,628
Sino Gold Mining Ltd. (a)	180,000	1,056,321
		2,114,949
TOTAL MATERIALS		12,130,893
TOTAL COMMON STOCKS (Cost $191,635,611)		202,955,172
Money Market Funds - 5.4%

Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d) (Cost $11,133,475)	11,133,475	11,133,475
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $202,769,086)		214,088,647
NET OTHER ASSETS - (4.8)%		(9,829,409)
NET ASSETS - 100%		$ 204,259,238
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,798
Fidelity Securities Lending Cash Central Fund	64,188
Total	$ 71,986
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 40,834,129	$ 40,834,129	$ -	$ -
Consumer Staples	7,048,218	7,048,218	-	-
Energy	15,007,739	15,007,739	-	-
Financials	12,830,043	10,770,552	2,059,491	-
Health Care	39,773,517	39,773,517	-	-
Industrials	21,864,308	21,864,308	-	-
Information Technology	53,466,325	53,466,325	-	-
Materials	12,130,893	11,074,572	1,056,321	-
Money Market Funds	11,133,475	11,133,475	-	-
Total Investments in Securities:	$ 214,088,647	$ 210,972,835	$ 3,115,812	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,479,150
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	250,850
Cost of Purchases	-
Proceeds of Sales	(1,730,000)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $203,368,464. Net unrealized appreciation aggregated $10,720,183, of which $23,158,941 related to appreciated investment securities and $12,438,758 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Mid Cap Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2009

1.859112.102

AMCG-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 20.0%
Auto Components - 1.0%
Johnson Controls, Inc.	82,600	$ 1,975,792
Hotels, Restaurants & Leisure - 2.8%
Starbucks Corp. (a)	204,100	3,873,818
Starwood Hotels & Resorts Worldwide, Inc.	64,200	1,865,652
		5,739,470
Household Durables - 1.7%
Harman International Industries, Inc.	93,400	3,512,774
Internet & Catalog Retail - 0.5%
Expedia, Inc. (a)	43,000	974,810
Media - 2.2%
Discovery Communications, Inc. (a)	55,000	1,512,500
Focus Media Holding Ltd. ADR (a)(c)	165,000	1,986,600
VisionChina Media, Inc. ADR (a)	115,000	961,400
		4,460,500
Specialty Retail - 8.6%
Abercrombie & Fitch Co. Class A	97,000	3,183,540
Pacific Sunwear of California, Inc. (a)	170,000	1,026,800
Ross Stores, Inc.	68,300	3,005,883
TJX Companies, Inc.	112,500	4,201,875
Urban Outfitters, Inc. (a)	142,400	4,468,512
Zumiez, Inc. (a)	134,300	1,809,021
		17,695,631
Textiles, Apparel & Luxury Goods - 3.2%
Hanesbrands, Inc. (a)	144,600	3,126,252
Polo Ralph Lauren Corp. Class A	45,000	3,348,900
		6,475,152
TOTAL CONSUMER DISCRETIONARY		40,834,129
CONSUMER STAPLES - 3.5%
Beverages - 1.9%
Heckmann Corp. (a)	920,500	3,921,330
Food Products - 1.6%
Bunge Ltd.	54,800	3,126,888
TOTAL CONSUMER STAPLES		7,048,218
Common Stocks - continued
	Shares	Value
ENERGY - 7.3%
Energy Equipment & Services - 3.4%
Exterran Holdings, Inc. (a)(c)	48,100	$ 982,683
Helmerich & Payne, Inc.	57,000	2,167,140
Smith International, Inc.	68,000	1,885,640
Weatherford International Ltd. (a)	110,000	1,928,300
		6,963,763
Oil, Gas & Consumable Fuels - 3.9%
Alpha Natural Resources, Inc. (a)	60,000	2,038,200
Arch Coal, Inc.	61,600	1,334,256
CONSOL Energy, Inc.	50,000	2,140,500
Denbury Resources, Inc. (a)	76,700	1,119,820
Petrohawk Energy Corp. (a)	60,000	1,411,200
		8,043,976
TOTAL ENERGY		15,007,739
FINANCIALS - 6.3%
Capital Markets - 1.2%
Greenhill & Co., Inc.	28,500	2,457,555
Commercial Banks - 0.9%
Regions Financial Corp.	173,900	841,676
Zions Bancorp	61,000	863,760
		1,705,436
Diversified Financial Services - 3.2%
CME Group, Inc.	10,100	3,056,361
Moody's Corp. (c)	42,000	994,560
MSCI, Inc. Class A (a)	84,100	2,556,640
		6,607,561
Real Estate Management & Development - 1.0%
Indiabulls Real Estate Ltd. (a)	393,368	2,059,491
TOTAL FINANCIALS		12,830,043
HEALTH CARE - 19.5%
Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (a)	40,000	1,776,400
AMAG Pharmaceuticals, Inc. (a)(c)	29,600	1,118,288
Dendreon Corp. (a)(c)	74,000	1,869,980
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Human Genome Sciences, Inc. (a)(c)	53,000	$ 990,570
Isis Pharmaceuticals, Inc. (a)	73,800	935,046
		6,690,284
Health Care Equipment & Supplies - 12.4%
ArthroCare Corp. (a)	640,079	12,161,500
Cyberonics, Inc. (a)	285,600	4,129,776
Edwards Lifesciences Corp. (a)	44,300	3,408,442
Masimo Corp. (a)	24,000	637,680
NuVasive, Inc. (a)(c)	44,000	1,596,760
St. Jude Medical, Inc. (a)	65,500	2,232,240
Wright Medical Group, Inc. (a)	66,000	1,072,500
		25,238,898
Health Care Providers & Services - 1.6%
Aetna, Inc.	43,000	1,119,290
Community Health Systems, Inc. (a)	33,500	1,047,880
Humana, Inc. (a)	31,000	1,164,980
		3,332,150
Health Care Technology - 1.1%
Cerner Corp. (a)	28,700	2,182,348
Life Sciences Tools & Services - 1.1%
Illumina, Inc. (a)	40,200	1,290,420
QIAGEN NV (a)	49,900	1,039,417
		2,329,837
TOTAL HEALTH CARE		39,773,517
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.0%
Precision Castparts Corp.	42,800	4,088,684
Airlines - 0.8%
Continental Airlines, Inc. Class B (a)	135,000	1,552,500
Building Products - 1.0%
Lennox International, Inc.	60,700	2,043,769
Electrical Equipment - 1.1%
Cooper Industries PLC Class A	57,300	2,216,937
Machinery - 3.8%
AGCO Corp. (a)	78,700	2,212,257
Bucyrus International, Inc. Class A	31,000	1,377,020
Cummins, Inc.	45,600	1,963,536
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
IDEX Corp.	37,500	$ 1,066,125
Joy Global, Inc.	24,000	1,209,840
		7,828,778
Road & Rail - 2.0%
CSX Corp.	98,000	4,133,640
TOTAL INDUSTRIALS		21,864,308
INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 2.1%
Juniper Networks, Inc. (a)	163,700	4,175,987
Computers & Peripherals - 2.0%
SanDisk Corp. (a)	99,400	2,035,712
Western Digital Corp. (a)	62,200	2,094,896
		4,130,608
Electronic Equipment & Components - 3.7%
Agilent Technologies, Inc.	155,100	3,837,174
Avnet, Inc. (a)	80,000	1,982,400
Digital Ally, Inc. (a)(c)	569,596	1,190,456
Maxwell Technologies, Inc. (a)	32,000	573,760
		7,583,790
Internet Software & Services - 1.1%
Baidu.com, Inc. sponsored ADR (a)	6,050	2,286,416
IT Services - 1.1%
MasterCard, Inc. Class A	9,700	2,124,494
Semiconductors & Semiconductor Equipment - 8.3%
Altera Corp.	107,000	2,117,530
ASML Holding NV (NY Shares)	72,000	1,939,680
Broadcom Corp. Class A (a)	72,900	1,939,869
KLA-Tencor Corp.	62,000	2,015,620
Marvell Technology Group Ltd. (a)	224,400	3,078,768
National Semiconductor Corp.	160,100	2,071,694
NVIDIA Corp. (a)	160,000	1,913,600
Xilinx, Inc.	90,000	1,957,500
		17,034,261
Software - 7.9%
Activision Blizzard, Inc. (a)	96,000	1,039,680
ANSYS, Inc. (a)	67,300	2,731,034
Autonomy Corp. PLC (a)	85,000	1,874,197
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
BMC Software, Inc. (a)	88,900	$ 3,303,524
Citrix Systems, Inc. (a)	82,400	3,029,024
Informatica Corp. (a)	97,000	2,059,310
McAfee, Inc. (a)	50,000	2,094,000
		16,130,769
TOTAL INFORMATION TECHNOLOGY		53,466,325
MATERIALS - 5.9%
Chemicals - 4.9%
Fertilizantes Fosfatados SA (PN) (a)	106,300	1,026,062
Potash Corp. of Saskatchewan, Inc.	21,500	2,003,569
Terra Industries, Inc.	30,600	972,162
The Mosaic Co.	128,700	6,014,151
		10,015,944
Metals & Mining - 1.0%
AngloGold Ashanti Ltd. sponsored ADR	28,200	1,058,628
Sino Gold Mining Ltd. (a)	180,000	1,056,321
		2,114,949
TOTAL MATERIALS		12,130,893
TOTAL COMMON STOCKS (Cost $191,635,611)		202,955,172
Money Market Funds - 5.4%

Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d) (Cost $11,133,475)	11,133,475	11,133,475
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $202,769,086)		214,088,647
NET OTHER ASSETS - (4.8)%		(9,829,409)
NET ASSETS - 100%		$ 204,259,238
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,798
Fidelity Securities Lending Cash Central Fund	64,188
Total	$ 71,986
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 40,834,129	$ 40,834,129	$ -	$ -
Consumer Staples	7,048,218	7,048,218	-	-
Energy	15,007,739	15,007,739	-	-
Financials	12,830,043	10,770,552	2,059,491	-
Health Care	39,773,517	39,773,517	-	-
Industrials	21,864,308	21,864,308	-	-
Information Technology	53,466,325	53,466,325	-	-
Materials	12,130,893	11,074,572	1,056,321	-
Money Market Funds	11,133,475	11,133,475	-	-
Total Investments in Securities:	$ 214,088,647	$ 210,972,835	$ 3,115,812	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,479,150
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	250,850
Cost of Purchases	-
Proceeds of Sales	(1,730,000)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $203,368,464. Net unrealized appreciation aggregated $10,720,183, of which $23,158,941 related to appreciated investment securities and $12,438,758 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mid Cap Value Fund

October 31, 2009

1.809074.105

MCV-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 1.0%
TRW Automotive Holdings Corp. (a)	302,600	$ 4,735,690
Automobiles - 0.5%
Thor Industries, Inc.	87,100	2,283,762
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc.	156,800	1,981,952
Wyndham Worldwide Corp.	311,800	5,316,190
		7,298,142
Household Durables - 1.2%
Whirlpool Corp. (c)	82,600	5,913,334
Internet & Catalog Retail - 0.5%
Expedia, Inc. (a)	112,400	2,548,108
Media - 1.6%
CBS Corp. Class B	410,200	4,828,054
Time Warner Cable, Inc.	67,700	2,670,088
		7,498,142
Multiline Retail - 1.5%
Macy's, Inc.	403,900	7,096,523
Specialty Retail - 3.1%
Aeropostale, Inc. (a)	62,800	2,356,884
Gymboree Corp. (a)	101,600	4,325,112
RadioShack Corp.	278,900	4,710,621
Signet Jewelers Ltd.	128,700	3,244,527
		14,637,144
Textiles, Apparel & Luxury Goods - 1.8%
Hanesbrands, Inc. (a)	168,600	3,645,132
Phillips-Van Heusen Corp.	127,300	5,111,095
		8,756,227
TOTAL CONSUMER DISCRETIONARY		60,767,072
CONSUMER STAPLES - 6.0%
Beverages - 3.4%
Coca-Cola Enterprises, Inc.	192,600	3,672,882
Constellation Brands, Inc. Class A (sub. vtg.) (a)	220,400	3,486,728
Dr Pepper Snapple Group, Inc. (a)	176,500	4,811,390
Molson Coors Brewing Co. Class B	91,800	4,495,446
		16,466,446
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.8%
Bunge Ltd.	85,800	$ 4,895,748
Tyson Foods, Inc. Class A	291,400	3,648,328
		8,544,076
Household Products - 0.8%
Energizer Holdings, Inc. (a)	61,900	3,767,853
TOTAL CONSUMER STAPLES		28,778,375
ENERGY - 9.9%
Energy Equipment & Services - 5.4%
Atwood Oceanics, Inc. (a)	85,900	3,048,591
ENSCO International, Inc.	96,800	4,432,472
Helmerich & Payne, Inc.	90,700	3,448,414
Nabors Industries Ltd. (a)	264,100	5,501,203
Parker Drilling Co. (a)	421,400	2,191,280
Pride International, Inc. (a)	157,500	4,655,700
Unit Corp. (a)	75,100	2,934,908
		26,212,568
Oil, Gas & Consumable Fuels - 4.5%
Alpha Natural Resources, Inc. (a)	73,200	2,486,604
EXCO Resources, Inc.	214,200	3,345,804
Holly Corp.	105,900	3,072,159
Massey Energy Co.	93,900	2,731,551
Newfield Exploration Co. (a)	125,500	5,148,010
Southern Union Co.	98,900	1,935,473
Tesoro Corp. (c)	199,700	2,823,758
		21,543,359
TOTAL ENERGY		47,755,927
FINANCIALS - 27.7%
Capital Markets - 3.2%
Eaton Vance Corp. (non-vtg.)	86,600	2,458,574
Invesco Ltd.	301,100	6,368,265
MF Global Ltd. (a)	499,800	3,558,576
Raymond James Financial, Inc. (c)	138,600	3,272,346
		15,657,761
Commercial Banks - 4.0%
Associated Banc-Corp.	385,300	4,935,693
Comerica, Inc.	224,500	6,229,875
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
FirstMerit Corp.	66,800	$ 1,265,860
SunTrust Banks, Inc.	355,500	6,793,605
		19,225,033
Consumer Finance - 2.1%
AmeriCredit Corp. (a)(c)	295,200	5,210,280
Discover Financial Services	348,900	4,933,446
		10,143,726
Insurance - 9.4%
Assurant, Inc.	122,400	3,663,432
Axis Capital Holdings Ltd.	155,200	4,483,728
Endurance Specialty Holdings Ltd.	84,000	3,023,160
Everest Re Group Ltd.	48,700	4,260,763
Genworth Financial, Inc. Class A	515,700	5,476,734
Lincoln National Corp.	264,000	6,291,120
RenaissanceRe Holdings Ltd.	64,100	3,365,250
Unum Group	230,900	4,606,455
Validus Holdings Ltd.	221,500	5,603,950
XL Capital Ltd. Class A	267,700	4,392,957
		45,167,549
Real Estate Investment Trusts - 7.1%
Annaly Capital Management, Inc.	332,600	5,624,266
Digital Realty Trust, Inc.	56,600	2,554,358
HRPT Properties Trust (SBI)	755,400	5,310,462
ProLogis Trust	590,100	6,685,833
SL Green Realty Corp.	144,700	5,608,572
The Macerich Co. (c)	113,693	3,388,051
Ventas, Inc.	118,100	4,739,353
		33,910,895
Real Estate Management & Development - 0.7%
Jones Lang LaSalle, Inc.	68,800	3,223,280
Thrifts & Mortgage Finance - 1.2%
First Niagara Financial Group, Inc.	442,900	5,686,836
TOTAL FINANCIALS		133,015,080
Common Stocks - continued
	Shares	Value
HEALTH CARE - 4.6%
Health Care Equipment & Supplies - 1.0%
Cooper Companies, Inc.	83,400	$ 2,336,034
Inverness Medical Innovations, Inc. (a)	63,400	2,409,834
		4,745,868
Health Care Providers & Services - 1.8%
CIGNA Corp.	131,200	3,652,608
Community Health Systems, Inc. (a)	77,500	2,424,200
Humana, Inc. (a)	69,900	2,626,842
		8,703,650
Pharmaceuticals - 1.8%
King Pharmaceuticals, Inc. (a)	272,300	2,758,399
Mylan, Inc. (a)(c)	160,400	2,604,896
Watson Pharmaceuticals, Inc. (a)	90,400	3,111,568
		8,474,863
TOTAL HEALTH CARE		21,924,381
INDUSTRIALS - 10.9%
Aerospace & Defense - 1.8%
Alliant Techsystems, Inc. (a)	51,200	3,982,336
Goodrich Corp.	43,500	2,364,225
Precision Castparts Corp.	25,100	2,397,803
		8,744,364
Building Products - 1.1%
Owens Corning (a)	224,500	4,963,695
Electrical Equipment - 1.0%
General Cable Corp. (a)	152,300	4,742,622
Industrial Conglomerates - 0.8%
Textron, Inc.	224,700	3,995,166
Machinery - 6.2%
Crane Co.	154,200	4,294,470
Cummins, Inc.	100,700	4,336,142
Ingersoll-Rand Co. Ltd.	152,000	4,801,680
Navistar International Corp. (a)	100,800	3,340,512
Oshkosh Co.	183,700	5,742,462
SPX Corp.	82,400	4,349,072
Trinity Industries, Inc. (c)	167,700	2,830,776
		29,695,114
TOTAL INDUSTRIALS		52,140,961
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 1.2%
3Com Corp. (a)	463,400	$ 2,381,876
CommScope, Inc. (a)	118,200	3,193,764
		5,575,640
Computers & Peripherals - 1.3%
Seagate Technology	263,900	3,681,405
Western Digital Corp. (a)	79,000	2,660,720
		6,342,125
Electronic Equipment & Components - 0.6%
Jabil Circuit, Inc.	205,600	2,750,928
IT Services - 2.2%
Computer Sciences Corp. (a)	100,600	5,101,426
Convergys Corp. (a)	248,300	2,694,055
Fidelity National Information Services, Inc.	138,000	3,002,880
		10,798,361
Semiconductors & Semiconductor Equipment - 1.3%
Marvell Technology Group Ltd. (a)	166,800	2,288,496
Micron Technology, Inc. (a)	562,900	3,822,091
		6,110,587
Software - 1.1%
Sybase, Inc. (a)	62,100	2,456,676
Synopsys, Inc. (a)	128,900	2,835,800
		5,292,476
TOTAL INFORMATION TECHNOLOGY		36,870,117
MATERIALS - 7.7%
Chemicals - 4.0%
Ashland, Inc.	137,000	4,731,980
Celanese Corp. Class A	151,600	4,161,420
CF Industries Holdings, Inc.	46,900	3,904,425
Lubrizol Corp.	58,400	3,887,104
Terra Industries, Inc.	83,800	2,662,326
		19,347,255
Containers & Packaging - 2.4%
Ball Corp.	61,200	3,018,996
Owens-Illinois, Inc. (a)	142,400	4,539,712
Temple-Inland, Inc.	250,900	3,876,405
		11,435,113
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.3%
Reliance Steel & Aluminum Co.	112,100	$ 4,089,408
Schnitzer Steel Industries, Inc. Class A	45,800	1,980,392
		6,069,800
TOTAL MATERIALS		36,852,168
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
Qwest Communications International, Inc.	1,589,800	5,707,382
Wireless Telecommunication Services - 0.3%
U.S. Cellular Corp. (a)	38,600	1,413,146
TOTAL TELECOMMUNICATION SERVICES		7,120,528
UTILITIES - 10.8%
Electric Utilities - 1.2%
Allegheny Energy, Inc.	121,500	2,772,630
NV Energy, Inc.	258,000	2,956,680
		5,729,310
Gas Utilities - 2.4%
Energen Corp.	112,400	4,932,112
Questar Corp.	160,600	6,398,304
		11,330,416
Independent Power Producers & Energy Traders - 3.4%
AES Corp.	381,900	4,991,433
Constellation Energy Group, Inc.	166,900	5,160,548
NRG Energy, Inc. (a)	270,500	6,218,795
		16,370,776
Multi-Utilities - 3.8%
CenterPoint Energy, Inc.	225,400	2,840,040
CMS Energy Corp.	367,800	4,891,740
PG&E Corp.	57,300	2,342,997
Sempra Energy	157,700	8,113,665
		18,188,442
TOTAL UTILITIES		51,618,944
TOTAL COMMON STOCKS (Cost $433,573,295)		476,843,553
Money Market Funds - 4.6%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (d)	1,249,409	$ 1,249,409
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	20,529,750	20,529,750
TOTAL MONEY MARKET FUNDS (Cost $21,779,159)		21,779,159
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $455,352,454)		498,622,712
NET OTHER ASSETS - (4.1)%		(19,514,345)
NET ASSETS - 100%		$ 479,108,367
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,786
Fidelity Securities Lending Cash Central Fund	170,306
Total	$ 177,092
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $461,665,773. Net unrealized appreciation aggregated $36,956,939, of which $62,250,651 related to appreciated investment securities and $25,293,712 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Mid Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2009

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity Mid Cap Value Fund

1.859109.102

AMCV-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 1.0%
TRW Automotive Holdings Corp. (a)	302,600	$ 4,735,690
Automobiles - 0.5%
Thor Industries, Inc.	87,100	2,283,762
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc.	156,800	1,981,952
Wyndham Worldwide Corp.	311,800	5,316,190
		7,298,142
Household Durables - 1.2%
Whirlpool Corp. (c)	82,600	5,913,334
Internet & Catalog Retail - 0.5%
Expedia, Inc. (a)	112,400	2,548,108
Media - 1.6%
CBS Corp. Class B	410,200	4,828,054
Time Warner Cable, Inc.	67,700	2,670,088
		7,498,142
Multiline Retail - 1.5%
Macy's, Inc.	403,900	7,096,523
Specialty Retail - 3.1%
Aeropostale, Inc. (a)	62,800	2,356,884
Gymboree Corp. (a)	101,600	4,325,112
RadioShack Corp.	278,900	4,710,621
Signet Jewelers Ltd.	128,700	3,244,527
		14,637,144
Textiles, Apparel & Luxury Goods - 1.8%
Hanesbrands, Inc. (a)	168,600	3,645,132
Phillips-Van Heusen Corp.	127,300	5,111,095
		8,756,227
TOTAL CONSUMER DISCRETIONARY		60,767,072
CONSUMER STAPLES - 6.0%
Beverages - 3.4%
Coca-Cola Enterprises, Inc.	192,600	3,672,882
Constellation Brands, Inc. Class A (sub. vtg.) (a)	220,400	3,486,728
Dr Pepper Snapple Group, Inc. (a)	176,500	4,811,390
Molson Coors Brewing Co. Class B	91,800	4,495,446
		16,466,446
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.8%
Bunge Ltd.	85,800	$ 4,895,748
Tyson Foods, Inc. Class A	291,400	3,648,328
		8,544,076
Household Products - 0.8%
Energizer Holdings, Inc. (a)	61,900	3,767,853
TOTAL CONSUMER STAPLES		28,778,375
ENERGY - 9.9%
Energy Equipment & Services - 5.4%
Atwood Oceanics, Inc. (a)	85,900	3,048,591
ENSCO International, Inc.	96,800	4,432,472
Helmerich & Payne, Inc.	90,700	3,448,414
Nabors Industries Ltd. (a)	264,100	5,501,203
Parker Drilling Co. (a)	421,400	2,191,280
Pride International, Inc. (a)	157,500	4,655,700
Unit Corp. (a)	75,100	2,934,908
		26,212,568
Oil, Gas & Consumable Fuels - 4.5%
Alpha Natural Resources, Inc. (a)	73,200	2,486,604
EXCO Resources, Inc.	214,200	3,345,804
Holly Corp.	105,900	3,072,159
Massey Energy Co.	93,900	2,731,551
Newfield Exploration Co. (a)	125,500	5,148,010
Southern Union Co.	98,900	1,935,473
Tesoro Corp. (c)	199,700	2,823,758
		21,543,359
TOTAL ENERGY		47,755,927
FINANCIALS - 27.7%
Capital Markets - 3.2%
Eaton Vance Corp. (non-vtg.)	86,600	2,458,574
Invesco Ltd.	301,100	6,368,265
MF Global Ltd. (a)	499,800	3,558,576
Raymond James Financial, Inc. (c)	138,600	3,272,346
		15,657,761
Commercial Banks - 4.0%
Associated Banc-Corp.	385,300	4,935,693
Comerica, Inc.	224,500	6,229,875
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
FirstMerit Corp.	66,800	$ 1,265,860
SunTrust Banks, Inc.	355,500	6,793,605
		19,225,033
Consumer Finance - 2.1%
AmeriCredit Corp. (a)(c)	295,200	5,210,280
Discover Financial Services	348,900	4,933,446
		10,143,726
Insurance - 9.4%
Assurant, Inc.	122,400	3,663,432
Axis Capital Holdings Ltd.	155,200	4,483,728
Endurance Specialty Holdings Ltd.	84,000	3,023,160
Everest Re Group Ltd.	48,700	4,260,763
Genworth Financial, Inc. Class A	515,700	5,476,734
Lincoln National Corp.	264,000	6,291,120
RenaissanceRe Holdings Ltd.	64,100	3,365,250
Unum Group	230,900	4,606,455
Validus Holdings Ltd.	221,500	5,603,950
XL Capital Ltd. Class A	267,700	4,392,957
		45,167,549
Real Estate Investment Trusts - 7.1%
Annaly Capital Management, Inc.	332,600	5,624,266
Digital Realty Trust, Inc.	56,600	2,554,358
HRPT Properties Trust (SBI)	755,400	5,310,462
ProLogis Trust	590,100	6,685,833
SL Green Realty Corp.	144,700	5,608,572
The Macerich Co. (c)	113,693	3,388,051
Ventas, Inc.	118,100	4,739,353
		33,910,895
Real Estate Management & Development - 0.7%
Jones Lang LaSalle, Inc.	68,800	3,223,280
Thrifts & Mortgage Finance - 1.2%
First Niagara Financial Group, Inc.	442,900	5,686,836
TOTAL FINANCIALS		133,015,080
Common Stocks - continued
	Shares	Value
HEALTH CARE - 4.6%
Health Care Equipment & Supplies - 1.0%
Cooper Companies, Inc.	83,400	$ 2,336,034
Inverness Medical Innovations, Inc. (a)	63,400	2,409,834
		4,745,868
Health Care Providers & Services - 1.8%
CIGNA Corp.	131,200	3,652,608
Community Health Systems, Inc. (a)	77,500	2,424,200
Humana, Inc. (a)	69,900	2,626,842
		8,703,650
Pharmaceuticals - 1.8%
King Pharmaceuticals, Inc. (a)	272,300	2,758,399
Mylan, Inc. (a)(c)	160,400	2,604,896
Watson Pharmaceuticals, Inc. (a)	90,400	3,111,568
		8,474,863
TOTAL HEALTH CARE		21,924,381
INDUSTRIALS - 10.9%
Aerospace & Defense - 1.8%
Alliant Techsystems, Inc. (a)	51,200	3,982,336
Goodrich Corp.	43,500	2,364,225
Precision Castparts Corp.	25,100	2,397,803
		8,744,364
Building Products - 1.1%
Owens Corning (a)	224,500	4,963,695
Electrical Equipment - 1.0%
General Cable Corp. (a)	152,300	4,742,622
Industrial Conglomerates - 0.8%
Textron, Inc.	224,700	3,995,166
Machinery - 6.2%
Crane Co.	154,200	4,294,470
Cummins, Inc.	100,700	4,336,142
Ingersoll-Rand Co. Ltd.	152,000	4,801,680
Navistar International Corp. (a)	100,800	3,340,512
Oshkosh Co.	183,700	5,742,462
SPX Corp.	82,400	4,349,072
Trinity Industries, Inc. (c)	167,700	2,830,776
		29,695,114
TOTAL INDUSTRIALS		52,140,961
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 1.2%
3Com Corp. (a)	463,400	$ 2,381,876
CommScope, Inc. (a)	118,200	3,193,764
		5,575,640
Computers & Peripherals - 1.3%
Seagate Technology	263,900	3,681,405
Western Digital Corp. (a)	79,000	2,660,720
		6,342,125
Electronic Equipment & Components - 0.6%
Jabil Circuit, Inc.	205,600	2,750,928
IT Services - 2.2%
Computer Sciences Corp. (a)	100,600	5,101,426
Convergys Corp. (a)	248,300	2,694,055
Fidelity National Information Services, Inc.	138,000	3,002,880
		10,798,361
Semiconductors & Semiconductor Equipment - 1.3%
Marvell Technology Group Ltd. (a)	166,800	2,288,496
Micron Technology, Inc. (a)	562,900	3,822,091
		6,110,587
Software - 1.1%
Sybase, Inc. (a)	62,100	2,456,676
Synopsys, Inc. (a)	128,900	2,835,800
		5,292,476
TOTAL INFORMATION TECHNOLOGY		36,870,117
MATERIALS - 7.7%
Chemicals - 4.0%
Ashland, Inc.	137,000	4,731,980
Celanese Corp. Class A	151,600	4,161,420
CF Industries Holdings, Inc.	46,900	3,904,425
Lubrizol Corp.	58,400	3,887,104
Terra Industries, Inc.	83,800	2,662,326
		19,347,255
Containers & Packaging - 2.4%
Ball Corp.	61,200	3,018,996
Owens-Illinois, Inc. (a)	142,400	4,539,712
Temple-Inland, Inc.	250,900	3,876,405
		11,435,113
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.3%
Reliance Steel & Aluminum Co.	112,100	$ 4,089,408
Schnitzer Steel Industries, Inc. Class A	45,800	1,980,392
		6,069,800
TOTAL MATERIALS		36,852,168
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
Qwest Communications International, Inc.	1,589,800	5,707,382
Wireless Telecommunication Services - 0.3%
U.S. Cellular Corp. (a)	38,600	1,413,146
TOTAL TELECOMMUNICATION SERVICES		7,120,528
UTILITIES - 10.8%
Electric Utilities - 1.2%
Allegheny Energy, Inc.	121,500	2,772,630
NV Energy, Inc.	258,000	2,956,680
		5,729,310
Gas Utilities - 2.4%
Energen Corp.	112,400	4,932,112
Questar Corp.	160,600	6,398,304
		11,330,416
Independent Power Producers & Energy Traders - 3.4%
AES Corp.	381,900	4,991,433
Constellation Energy Group, Inc.	166,900	5,160,548
NRG Energy, Inc. (a)	270,500	6,218,795
		16,370,776
Multi-Utilities - 3.8%
CenterPoint Energy, Inc.	225,400	2,840,040
CMS Energy Corp.	367,800	4,891,740
PG&E Corp.	57,300	2,342,997
Sempra Energy	157,700	8,113,665
		18,188,442
TOTAL UTILITIES		51,618,944
TOTAL COMMON STOCKS (Cost $433,573,295)		476,843,553
Money Market Funds - 4.6%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (d)	1,249,409	$ 1,249,409
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	20,529,750	20,529,750
TOTAL MONEY MARKET FUNDS (Cost $21,779,159)		21,779,159
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $455,352,454)		498,622,712
NET OTHER ASSETS - (4.1)%		(19,514,345)
NET ASSETS - 100%		$ 479,108,367
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,786
Fidelity Securities Lending Cash Central Fund	170,306
Total	$ 177,092
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $461,665,773. Net unrealized appreciation aggregated $36,956,939, of which $62,250,651 related to appreciated investment securities and $25,293,712 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series All-Sector
Equity Fund -
Series All-Sector Equity
Class F

October 31, 2009

1.884778.101

ASE-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.5%
BorgWarner, Inc.	190,200	$ 5,766,864
Johnson Controls, Inc.	809,000	19,351,280
TRW Automotive Holdings Corp. (a)	458,000	7,167,700
		32,285,844
Automobiles - 0.1%
Harley-Davidson, Inc.	299,800	7,471,016
Distributors - 0.3%
Li & Fung Ltd.	4,970,000	20,670,554
Diversified Consumer Services - 0.4%
Educomp Solutions Ltd.	1,181,872	19,918,287
Regis Corp.	301,037	4,888,841
		24,807,128
Hotels, Restaurants & Leisure - 0.8%
Burger King Holdings, Inc.	307,400	5,274,984
Ctrip.com International Ltd. sponsored ADR (a)	144,164	7,718,541
Las Vegas Sands Corp. (a)(c)	212,800	3,211,152
McDonald's Corp.	308,500	18,081,185
Royal Caribbean Cruises Ltd. (a)	588,400	11,903,332
Starwood Hotels & Resorts Worldwide, Inc.	406,400	11,809,984
		57,999,178
Household Durables - 0.6%
D.R. Horton, Inc.	226,700	2,484,632
Mohawk Industries, Inc. (a)	282,700	12,108,041
Newell Rubbermaid, Inc.	578,100	8,388,231
PDG Realty S.A. Empreendimentos e Participacoes	297,300	2,481,439
Pulte Homes, Inc.	164,705	1,483,992
Whirlpool Corp.	230,453	16,498,130
		43,444,465
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	313,864	37,290,182
Expedia, Inc. (a)	467,600	10,600,492
Priceline.com, Inc. (a)(c)	53,400	8,425,986
		56,316,660
Leisure Equipment & Products - 0.1%
Brunswick Corp.	302,997	2,872,412
Hasbro, Inc.	189,900	5,178,573
Kimoto Co. Ltd.	193,400	1,910,866
		9,961,851
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 3.4%
Central European Media Enterprises Ltd. Class A (a)(c)	237,800	$ 5,978,292
Comcast Corp.:
Class A	2,031,300	29,453,850
Class A (special) (non-vtg.)	1,160,028	16,263,593
Discovery Communications, Inc. (a)	226,696	6,234,140
DISH Network Corp. Class A (a)	370,213	6,441,706
DreamWorks Animation SKG, Inc. Class A (a)	329,759	10,552,288
Interpublic Group of Companies, Inc. (a)	1,125,400	6,774,908
Liberty Global, Inc. Class A (a)	330,400	6,783,112
Martha Stewart Living Omnimedia, Inc. Class A (a)(c)	434,665	2,251,565
The DIRECTV Group, Inc. (a)(c)	1,980,909	52,097,907
The Walt Disney Co.	2,014,700	55,142,339
Time Warner Cable, Inc.	532,033	20,983,382
Viacom, Inc. Class B (non-vtg.) (a)	636,400	17,558,276
		236,515,358
Multiline Retail - 0.6%
Kohl's Corp. (a)	119,984	6,865,484
Target Corp.	760,700	36,840,701
		43,706,185
Specialty Retail - 2.1%
Home Depot, Inc.	1,606,100	40,297,049
Lowe's Companies, Inc.	1,841,200	36,032,284
MarineMax, Inc. (a)	140,911	959,604
Ross Stores, Inc.	184,900	8,137,449
Sally Beauty Holdings, Inc. (a)	807,300	5,449,275
Staples, Inc.	684,400	14,851,480
Talbots, Inc.	298,503	2,707,422
Tiffany & Co., Inc.	187,900	7,382,591
TJX Companies, Inc.	605,100	22,600,485
Urban Outfitters, Inc. (a)	230,000	7,217,400
Zumiez, Inc. (a)	306,600	4,129,902
		149,764,941
Textiles, Apparel & Luxury Goods - 0.2%
LVMH Moet Hennessy - Louis Vuitton	70,184	7,296,680
Polo Ralph Lauren Corp. Class A	46,934	3,492,828
Ports Design Ltd.	1,882,500	5,073,253
		15,862,761
TOTAL CONSUMER DISCRETIONARY		698,805,941
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 12.0%
Beverages - 3.6%
Anheuser-Busch InBev SA NV	350,857	$ 16,524,297
Coca-Cola Enterprises, Inc.	663,800	12,658,666
Coca-Cola FEMSA SAB de CV sponsored ADR	80,493	4,341,792
Coca-Cola Icecek AS	277,246	2,157,485
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	46,196	4,161,336
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,360,577	21,524,328
Diageo PLC sponsored ADR	184,365	11,987,412
Dr Pepper Snapple Group, Inc. (a)	401,862	10,954,758
Embotelladora Andina SA sponsored ADR	228,300	4,166,475
Fomento Economico Mexicano SAB de CV sponsored ADR	48,541	2,102,311
Molson Coors Brewing Co. Class B	547,770	26,824,297
Pepsi Bottling Group, Inc.	101,070	3,784,061
PepsiCo, Inc.	1,094,202	66,253,931
The Coca-Cola Co.	1,339,200	71,392,752
		258,833,901
Food & Staples Retailing - 3.0%
BJ's Wholesale Club, Inc. (a)	61,300	2,147,339
Costco Wholesale Corp.	207,200	11,779,320
CVS Caremark Corp.	1,750,299	61,785,555
Kroger Co.	1,060,156	24,521,408
Safeway, Inc.	898,441	20,062,188
Wal-Mart Stores, Inc.	858,403	42,645,461
Walgreen Co.	1,365,752	51,666,398
		214,607,669
Food Products - 1.5%
Archer Daniels Midland Co.	507,105	15,274,003
Ausnutria Dairy Hunan Co. Ltd. Class H	2,999,000	2,539,186
Bunge Ltd.	40,100	2,288,106
Dean Foods Co. (a)	115,396	2,103,669
General Mills, Inc.	181,347	11,954,394
Green Mountain Coffee Roasters, Inc. (a)	153,706	10,229,134
Nestle SA (Reg.)	657,347	30,634,766
SLC Agricola SA	268,500	1,951,397
Tyson Foods, Inc. Class A	441,800	5,531,336
Unilever NV (NY Shares)	698,847	21,587,384
Viterra, Inc. (a)(c)	222,800	2,119,259
		106,212,634
Household Products - 2.0%
Colgate-Palmolive Co.	162,310	12,762,435
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Energizer Holdings, Inc. (a)	176,500	$ 10,743,555
Procter & Gamble Co.	2,005,307	116,307,806
		139,813,796
Personal Products - 0.4%
Avon Products, Inc.	768,177	24,620,073
Mead Johnson Nutrition Co. Class A	50,707	2,131,722
		26,751,795
Tobacco - 1.5%
Altria Group, Inc.	1,550,309	28,076,096
British American Tobacco PLC sponsored ADR	670,759	43,082,851
Philip Morris International, Inc.	666,111	31,547,017
Souza Cruz Industria Comerico	58,800	2,087,313
		104,793,277
TOTAL CONSUMER STAPLES		851,013,072
ENERGY - 11.3%
Energy Equipment & Services - 3.6%
Atwood Oceanics, Inc. (a)	265,356	9,417,484
Baker Hughes, Inc.	676,900	28,477,183
ENSCO International, Inc.	350,300	16,040,237
Exterran Holdings, Inc. (a)	530,018	10,828,268
Halliburton Co.	499,600	14,593,316
Helix Energy Solutions Group, Inc. (a)	95,526	1,311,572
Helmerich & Payne, Inc.	723,100	27,492,262
Nabors Industries Ltd. (a)	1,229,956	25,619,983
National Oilwell Varco, Inc. (a)	365,199	14,969,507
Noble Corp.	365,841	14,904,362
Patterson-UTI Energy, Inc.	701,038	10,922,172
Pride International, Inc. (a)	463,497	13,700,971
Saipem SpA	140,660	4,168,743
Seadrill Ltd. (a)	115,800	2,418,693
Smith International, Inc.	626,900	17,383,937
Superior Well Services, Inc. (a)	60,740	644,451
Transocean Ltd. (a)	84,200	7,065,222
Weatherford International Ltd. (a)	1,933,500	33,894,255
		253,852,618
Oil, Gas & Consumable Fuels - 7.7%
Anadarko Petroleum Corp.	453,466	27,629,683
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Arch Coal, Inc.	591,300	$ 12,807,558
Arena Resources, Inc. (a)	168,798	6,289,413
Brigham Exploration Co. (a)	125,400	1,191,300
Chesapeake Energy Corp.	442,400	10,838,800
Chevron Corp.	1,577,684	120,755,933
China Shenhua Energy Co. Ltd. (H Shares)	1,050,000	4,710,529
Concho Resources, Inc. (a)	576,860	21,984,135
Denbury Resources, Inc. (a)	1,499,799	21,897,065
Energy Resources of Australia Ltd.	157,993	3,261,855
EXCO Resources, Inc.	771,140	12,045,207
Frontier Oil Corp.	496,236	6,877,831
Marathon Oil Corp.	288,650	9,228,141
Occidental Petroleum Corp.	634,276	48,128,863
Paladin Energy Ltd. (a)	154,760	559,721
PetroBakken Energy Ltd. Class A	279,096	8,046,707
Petrobank Energy & Resources Ltd. (a)	96,700	4,227,527
Petrohawk Energy Corp. (a)	1,303,859	30,666,764
Plains Exploration & Production Co. (a)	714,700	18,939,550
Range Resources Corp.	146,090	7,311,805
Royal Dutch Shell PLC Class B ADR	1,458,800	84,843,808
SandRidge Energy, Inc. (a)	699,900	7,159,977
Southwestern Energy Co. (a)	627,000	27,324,660
Suncor Energy, Inc.	1,286,792	42,685,107
Ultra Petroleum Corp. (a)	206,331	10,017,370
		549,429,309
TOTAL ENERGY		803,281,927
FINANCIALS - 14.6%
Capital Markets - 2.3%
Ameriprise Financial, Inc.	278,367	9,650,984
Bank of New York Mellon Corp.	537,523	14,330,363
BlackRock, Inc. Class A	32,000	6,927,680
Broadpoint Gleacher Securities Group, Inc. (a)	524,082	3,338,402
Evercore Partners, Inc. Class A	78,900	2,575,296
GFI Group, Inc.	291,700	1,502,255
Goldman Sachs Group, Inc.	151,268	25,741,276
Invesco Ltd.	508,009	10,744,390
Janus Capital Group, Inc.	323,368	4,242,588
Morgan Stanley	1,579,877	50,745,649
Nomura Holdings, Inc.	1,615,000	11,383,515
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	328,150	$ 13,775,737
UBS AG (For. Reg.) (a)	244,690	4,079,348
		159,037,483
Commercial Banks - 3.8%
Comerica, Inc.	81,000	2,247,750
Credit Agricole SA	237,600	4,582,036
DnB NOR ASA (a)	186,700	2,150,306
FirstMerit Corp.	91,600	1,735,820
Gunma Bank Ltd.	492,000	2,563,365
Huntington Bancshares, Inc.	1,498,954	5,711,015
M&T Bank Corp. (c)	27,678	1,739,562
Mitsubishi UFJ Financial Group, Inc.	773,300	4,119,137
PNC Financial Services Group, Inc.	1,283,778	62,828,095
Standard Chartered PLC (United Kingdom)	197,791	4,872,623
Sumitomo Mitsui Financial Group, Inc.	256,500	8,718,950
SunTrust Banks, Inc.	194,600	3,718,806
U.S. Bancorp, Delaware	2,053,300	47,677,626
Umpqua Holdings Corp.	302,700	2,999,757
Univest Corp. of Pennsylvania	105,934	2,037,111
Wells Fargo & Co.	4,126,240	113,554,125
		271,256,084
Consumer Finance - 0.8%
American Express Co.	1,026,300	35,756,292
Capital One Financial Corp.	341,312	12,492,019
Discover Financial Services	600,715	8,494,110
		56,742,421
Diversified Financial Services - 3.8%
Bank of America Corp.	2,140,490	31,208,344
CME Group, Inc.	72,073	21,810,011
Deutsche Boerse AG	49,157	3,987,215
JPMorgan Chase & Co.	4,906,400	204,940,335
NBH Holdings Corp. Class A (a)(d)	361,500	7,230,000
		269,175,905
Insurance - 2.6%
ACE Ltd.	391,981	20,132,144
AMP Ltd.	412,377	2,172,136
Aon Corp.	353,572	13,616,058
CNA Financial Corp. (a)	609,055	13,259,127
Conseco, Inc. (a)	872,640	4,546,454
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
eHealth, Inc. (a)	130,697	$ 1,859,818
Everest Re Group Ltd.	73,300	6,413,017
Genworth Financial, Inc. Class A	652,162	6,925,960
Lincoln National Corp.	357,400	8,516,842
MBIA, Inc. (a)	336,802	1,367,416
MetLife, Inc.	960,773	32,695,105
PartnerRe Ltd.	142,700	10,913,696
Principal Financial Group, Inc.	183,074	4,584,173
Protective Life Corp.	393,400	7,572,950
Sony Financial Holdings, Inc.	3,155	9,054,167
The First American Corp.	313,464	9,526,171
The Travelers Companies, Inc.	399,343	19,883,288
XL Capital Ltd. Class A	838,600	13,761,426
		186,799,948
Real Estate Investment Trusts - 0.6%
CapitaCommercial Trust (REIT)	7,193,000	5,406,709
Developers Diversified Realty Corp.	115,815	994,851
Digital Realty Trust, Inc.	101,500	4,580,695
Duke Realty LP	584,600	6,570,904
Potlatch Corp.	168,620	4,706,184
ProLogis Trust	1,284,100	14,548,853
SL Green Realty Corp.	36,933	1,431,523
Sovran Self Storage, Inc.	76,200	2,293,620
Sunstone Hotel Investors, Inc.	270,600	2,043,030
U-Store-It Trust	277,400	1,581,180
		44,157,549
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA (a)	205,412	3,132,533
BR Malls Participacoes SA (a)	677,700	7,268,767
Forestar Group, Inc. (a)	172,140	2,540,786
Indiabulls Real Estate Ltd. (a)	2,440,982	12,779,839
Kenedix, Inc. (a)	6,605	2,510,272
		28,232,197
Thrifts & Mortgage Finance - 0.3%
First Niagara Financial Group, Inc.	355,800	4,568,472
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Ocwen Financial Corp. (a)	664,300	$ 7,260,799
People's United Financial, Inc.	436,300	6,993,889
		18,823,160
TOTAL FINANCIALS		1,034,224,747
HEALTH CARE - 11.9%
Biotechnology - 1.2%
Acorda Therapeutics, Inc. (a)	109,896	2,388,040
AMAG Pharmaceuticals, Inc. (a)	40,100	1,514,978
Amgen, Inc. (a)	600,513	32,265,563
BioCryst Pharmaceuticals, Inc. (a)(c)	293,371	2,619,803
Biogen Idec, Inc. (a)	541,779	22,825,149
Cephalon, Inc. (a)	100,300	5,474,374
Gilead Sciences, Inc. (a)	319,067	13,576,301
GTx, Inc. (a)	307,322	2,759,752
Human Genome Sciences, Inc. (a)	173,842	3,249,107
United Therapeutics Corp. (a)	42,372	1,802,505
		88,475,572
Health Care Equipment & Supplies - 2.0%
AGA Medical Holdings, Inc.	150,400	2,010,848
Baxter International, Inc.	391,948	21,188,709
Beckman Coulter, Inc.	120,507	7,752,215
Boston Scientific Corp. (a)	314,454	2,553,366
C. R. Bard, Inc.	83,600	6,275,852
CareFusion Corp. (a)	100,200	2,241,474
Covidien PLC	1,036,711	43,666,267
Edwards Lifesciences Corp. (a)	187,900	14,457,026
ev3, Inc. (a)	515,316	6,070,422
Fisher & Paykel Healthcare Corp.	688,347	1,530,736
Mako Surgical Corp. (a)	477,958	4,325,520
Medtronic, Inc.	130,800	4,669,560
Nobel Biocare Holding AG (Switzerland)	136,760	3,891,816
Quidel Corp. (a)	531,379	7,598,720
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	850,000	3,004,406
William Demant Holding AS (a)	108,181	7,732,103
		138,969,040
Health Care Providers & Services - 2.4%
CIGNA Corp.	877,436	24,427,818
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Community Health Systems, Inc. (a)	482,974	$ 15,107,427
DaVita, Inc. (a)	40,100	2,126,503
Express Scripts, Inc. (a)	450,958	36,040,563
Health Net, Inc. (a)	307,300	4,581,843
Henry Schein, Inc. (a)	337,687	17,840,004
Laboratory Corp. of America Holdings (a)	72,200	4,973,858
Medco Health Solutions, Inc. (a)	789,150	44,287,098
Sinopharm Group Co. Ltd. Class H	735,200	2,608,300
UnitedHealth Group, Inc.	542,301	14,072,711
WellPoint, Inc. (a)	115,851	5,417,193
		171,483,318
Health Care Technology - 0.1%
Cerner Corp. (a)	75,200	5,718,208
Life Sciences Tools & Services - 0.8%
Covance, Inc. (a)	80,187	4,144,064
Illumina, Inc. (a)	409,851	13,156,217
Life Technologies Corp. (a)	513,279	24,211,370
QIAGEN NV (a)	623,884	12,995,504
		54,507,155
Pharmaceuticals - 5.4%
Abbott Laboratories	919,127	46,480,252
Allergan, Inc.	827,857	46,566,956
Ardea Biosciences, Inc. (a)	95,300	1,286,550
Bayer AG	59,476	4,133,660
Elan Corp. PLC sponsored ADR (a)	254,500	1,387,025
Forest Laboratories, Inc. (a)	290,800	8,046,436
Johnson & Johnson	845,919	49,951,517
King Pharmaceuticals, Inc. (a)	874,319	8,856,851
Merck & Co., Inc.	1,700,672	52,601,785
Novo Nordisk AS Series B	157,380	9,801,633
Pfizer, Inc.	7,510,019	127,895,624
Pronova BioPharma ASA (a)	1,249,907	3,885,427
Roche Holding AG (participation certificate)	77,590	12,454,023
Shire PLC sponsored ADR	181,000	9,647,300
Teva Pharmaceutical Industries Ltd. sponsored ADR	67,500	3,407,400
		386,402,439
TOTAL HEALTH CARE		845,555,732
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.5%
General Dynamics Corp.	99,000	$ 6,207,300
Honeywell International, Inc.	505,800	18,153,162
Lockheed Martin Corp.	209,455	14,408,409
Precision Castparts Corp.	112,300	10,728,019
Raytheon Co.	230,500	10,437,040
The Boeing Co.	147,400	7,045,720
United Technologies Corp.	585,431	35,974,735
		102,954,385
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	276,500	15,237,915
FedEx Corp.	173,400	12,604,446
United Parcel Service, Inc. Class B	448,600	24,080,848
		51,923,209
Building Products - 0.3%
Armstrong World Industries, Inc. (a)	108,800	4,052,800
Masco Corp.	815,700	9,584,475
Owens Corning (a)	248,100	5,485,491
		19,122,766
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	198,253	10,382,510
Construction & Engineering - 0.3%
MYR Group, Inc. (a)	50,400	865,872
Quanta Services, Inc. (a)	884,400	18,749,280
		19,615,152
Electrical Equipment - 0.8%
Alstom SA	201,112	14,005,662
Cooper Industries PLC Class A	353,205	13,665,501
Regal-Beloit Corp.	238,424	11,177,317
Renewable Energy Corp. AS (a)(c)	1,327,324	7,969,368
SunPower Corp. Class B (a)	537,671	11,645,954
		58,463,802
Industrial Conglomerates - 2.2%
Carlisle Companies, Inc.	154,820	4,805,613
General Electric Co.	6,662,220	95,003,257
Siemens AG sponsored ADR	233,800	21,046,676
Textron, Inc.	1,246,495	22,162,681
Tyco International Ltd.	399,500	13,403,225
		156,421,452
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 2.7%
Caterpillar, Inc.	331,800	$ 18,268,908
Cummins, Inc.	752,400	32,398,344
Danaher Corp.	538,100	36,714,563
Deere & Co.	527,600	24,032,180
Dover Corp.	204,300	7,698,024
Eaton Corp.	455,500	27,534,975
Flowserve Corp.	31,200	3,064,152
Illinois Tool Works, Inc.	100,000	4,592,000
Ingersoll-Rand Co. Ltd.	332,800	10,513,152
JTEKT Corp.	336,000	3,549,654
Navistar International Corp. (a)	333,686	11,058,354
Timken Co.	95,000	2,092,850
Toro Co.	179,315	6,638,241
Vallourec SA	37,924	6,010,421
		194,165,818
Professional Services - 0.3%
Manpower, Inc.	206,400	9,785,424
Monster Worldwide, Inc. (a)	614,869	8,927,898
		18,713,322
Road & Rail - 1.1%
CSX Corp.	551,800	23,274,924
Norfolk Southern Corp.	292,600	13,641,012
Union Pacific Corp.	694,600	38,300,244
		75,216,180
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	114,399	10,722,618
WESCO International, Inc. (a)	83,100	2,124,036
		12,846,654
TOTAL INDUSTRIALS		719,825,250
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 1.2%
Alcatel-Lucent SA sponsored ADR (a)	1,666,600	6,149,754
Ciena Corp. (a)(c)	1,056,689	12,394,962
D-Link Corp.	3,933,000	3,651,060
Harris Corp.	102,000	4,255,440
Juniper Networks, Inc. (a)	1,375,094	35,078,648
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Sycamore Networks, Inc. (a)	6,582,254	$ 18,759,424
ZTE Corp. (H Shares)	695,440	3,853,680
		84,142,968
Computers & Peripherals - 2.0%
Apple, Inc. (a)	271,900	51,253,150
EMC Corp. (a)	295,700	4,870,179
Hewlett-Packard Co.	677,600	32,158,896
SanDisk Corp. (a)	2,372,875	48,596,480
Toshiba Corp.	1,181,000	6,750,198
		143,628,903
Electronic Equipment & Components - 0.5%
Agilent Technologies, Inc.	638,281	15,791,072
BYD Co. Ltd. (H Shares) (a)	632,500	5,790,866
Hon Hai Precision Industry Co. Ltd. (Foxconn)	286,000	1,116,026
Tyco Electronics Ltd.	590,673	12,551,801
		35,249,765
Internet Software & Services - 2.2%
eBay, Inc. (a)	1,672,470	37,245,907
Google, Inc. Class A (a)	172,253	92,348,278
WebMD Health Corp. Class A (a)(c)	835,084	28,442,961
		158,037,146
IT Services - 0.2%
Cognizant Technology Solutions Corp. Class A (a)	69,600	2,690,040
RightNow Technologies, Inc. (a)	277,137	4,229,111
Visa, Inc. Class A	56,013	4,243,545
		11,162,696
Semiconductors & Semiconductor Equipment - 9.3%
Analog Devices, Inc.	1,631,214	41,808,015
Applied Materials, Inc.	5,898,094	71,956,747
Applied Micro Circuits Corp. (a)	101,000	789,820
ASML Holding NV (NY Shares)	3,313,099	89,254,887
ATMI, Inc. (a)	632,888	9,588,253
Avago Technologies Ltd.	712,994	10,694,910
Brooks Automation, Inc. (a)	1,290,331	8,877,477
Cymer, Inc. (a)	309,272	10,589,473
Entegris, Inc. (a)	751,582	2,825,948
Inotera Memories, Inc. (a)	17,750,000	10,448,171
Intel Corp.	5,078,531	97,050,727
KLA-Tencor Corp.	1,386,099	45,062,078
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Kulicke & Soffa Industries, Inc. (a)	914,180	$ 4,250,937
Lam Research Corp. (a)	1,337,299	45,093,722
Marvell Technology Group Ltd. (a)	3,212,200	44,071,384
Maxim Integrated Products, Inc.	324,400	5,407,748
MEMC Electronic Materials, Inc. (a)	38,200	474,444
Micron Technology, Inc. (a)	10,091,015	68,517,992
NVIDIA Corp. (a)	97,900	1,170,884
Photronics, Inc. (a)	562,385	2,350,769
Richtek Technology Corp.	174,700	1,335,349
Samsung Electronics Co. Ltd.	87,502	52,459,829
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	49,000	467,460
Teradyne, Inc. (a)	898,200	7,517,934
Tokyo Electron Ltd.	255,100	14,351,809
Varian Semiconductor Equipment Associates, Inc. (a)	399,302	11,336,184
		657,752,951
Software - 2.8%
BMC Software, Inc. (a)	547,000	20,326,520
Citrix Systems, Inc. (a)	208,811	7,675,892
Microsoft Corp.	6,098,201	169,103,114
		197,105,526
TOTAL INFORMATION TECHNOLOGY		1,287,079,955
MATERIALS - 3.2%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	267,600	20,639,988
Airgas, Inc.	199,900	8,867,564
Albemarle Corp.	372,600	11,766,708
Dow Chemical Co.	1,381,500	32,437,620
E.I. du Pont de Nemours & Co.	237,800	7,566,796
Eastman Chemical Co.	96,100	5,046,211
Fertilizantes Fosfatados SA (PN) (a)	118,500	1,143,822
Monsanto Co.	256,965	17,262,909
Praxair, Inc.	188,200	14,950,608
Solutia, Inc. (a)	549,400	6,043,400
Terra Industries, Inc.	93,000	2,954,610
The Mosaic Co.	19,919	930,815
Wacker Chemie AG	38,400	5,530,956
		135,142,007
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.1%
HeidelbergCement AG	31,839	$ 1,908,310
Vulcan Materials Co.	33,800	1,555,814
		3,464,124
Containers & Packaging - 0.4%
Ball Corp.	92,200	4,548,226
Owens-Illinois, Inc. (a)	326,800	10,418,384
Packaging Corp. of America	1,000	18,280
Rexam PLC	1,090,100	4,957,541
Temple-Inland, Inc.	351,361	5,428,527
		25,370,958
Metals & Mining - 0.7%
AngloGold Ashanti Ltd. sponsored ADR	198,500	7,451,690
Freeport-McMoRan Copper & Gold, Inc.	101,900	7,475,384
Globe Specialty Metals, Inc.	68,100	539,352
Globe Specialty Metals, Inc. (Reg. S) (a)	577,108	4,570,695
Impala Platinum Holdings Ltd.	44,700	997,275
Ivanhoe Mines Ltd. (a)	267,500	2,880,408
Lihir Gold Ltd.	2,593,133	7,090,294
Newcrest Mining Ltd.	384,950	11,061,617
Nucor Corp.	210,000	8,368,500
		50,435,215
Paper & Forest Products - 0.1%
International Paper Co.	600	13,386
MeadWestvaco Corp.	500	11,415
Weyerhaeuser Co.	247,300	8,986,882
		9,011,683
TOTAL MATERIALS		223,423,987
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.0%
CenturyTel, Inc.	896,186	29,090,198
Clearwire Corp. Class A (a)	1,771,500	11,089,590
Frontier Communications Corp.	618,709	4,436,144
Iliad Group SA	41,080	4,455,259
Qwest Communications International, Inc.	3,690,745	13,249,775
Verizon Communications, Inc.	396,488	11,732,080
		74,053,046
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.2%
American Tower Corp. Class A (a)	1,287,621	$ 47,410,205
NII Holdings, Inc. (a)	461,602	12,430,942
SBA Communications Corp. Class A (a)	146,802	4,141,284
Vivo Participacoes SA sponsored ADR	826,475	20,042,019
		84,024,450
TOTAL TELECOMMUNICATION SERVICES		158,077,496
UTILITIES - 3.7%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	1,381,800	41,757,996
Entergy Corp.	312,000	23,936,640
FirstEnergy Corp.	767,383	33,212,336
FPL Group, Inc.	374,600	18,392,860
Pinnacle West Capital Corp.	83,400	2,612,088
		119,911,920
Independent Power Producers & Energy Traders - 0.6%
AES Corp.	526,397	6,880,009
Constellation Energy Group, Inc.	804,902	24,887,570
Dynegy, Inc. Class A (a)	572,800	1,145,600
EDP Renovaveis SA (a)	177,893	1,774,858
Indiabulls Power Ltd. (a)	86,982	71,901
NRG Energy, Inc. (a)	290,000	6,667,100
		41,427,038
Multi-Utilities - 1.4%
CenterPoint Energy, Inc.	1,824,573	22,989,620
CMS Energy Corp.	611,700	8,135,610
DTE Energy Co.	225,400	8,335,292
PG&E Corp.	491,700	20,105,613
Sempra Energy	478,600	24,623,970
TECO Energy, Inc.	872,523	12,511,980
Wisconsin Energy Corp.	90,200	3,939,034
		100,641,119
TOTAL UTILITIES		261,980,077
TOTAL COMMON STOCKS (Cost $5,839,263,048)		6,883,268,184
Convertible Preferred Stocks - 0.3%
	Shares	Value
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SandRidge Energy, Inc. 8.50% (a)(d)	10,200	$ 1,512,966
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	3,900	3,326,700
MATERIALS - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	134,100	14,380,884
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,430,330)		19,220,550
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% 11/19/09 (f) (Cost $6,599,827)	$ 6,600,000	6,599,960
Money Market Funds - 3.3%
	Shares
Fidelity Cash Central Fund, 0.20% (e)	162,697,457	162,697,457
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(e)	72,805,775	72,805,775
TOTAL MONEY MARKET FUNDS (Cost $235,503,232)		235,503,232
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.06%, dated 10/30/09 due 11/2/09 (Collateralized by U.S. Government Obligations) # (Cost $43,000)	$ 43,000	$ 43,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $6,094,839,437)		7,144,634,926
NET OTHER ASSETS - (0.9)%		(66,153,242)
NET ASSETS - 100%		$ 7,078,481,684
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
669 CME E-mini S&P 500 Index Contracts	Dec. 2009	$ 34,553,850	$ 100,548
The face value of futures purchased as a percentage of net assets - 0.5%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,742,966 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Security or a portion of the security was pledged to cover margin requirements for future contracts. At the period end, the value of securities pledged amounted to $3,499,979.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$43,000 due 11/02/09 at 0.06%
BNP Paribas Securities Corp.	$ 11,363
Credit Suisse Securities (USA) LLC	11,695
Deutsche Bank Securities, Inc.	3,750
HSBC Securities (USA), Inc.	1,704
ING Financial Markets LLC	3,409
J.P. Morgan Securities, Inc.	3,409
Mizuho Securities USA, Inc.	3,409
Societe Generale, New York Branch	4,261
$ 43,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 653,532
Fidelity Securities Lending Cash Central Fund	468,682
Total	$ 1,122,214
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 698,805,941	$ 651,232,981	$ 47,572,960	$ -
Consumer Staples	851,013,072	848,473,886	2,539,186	-
Energy	804,794,893	794,749,822	10,045,071	-
Financials	1,037,551,447	967,534,009	70,017,438	-
Health Care	845,555,732	839,943,026	5,612,706	-
Industrials	719,825,250	716,275,596	3,549,654	-
Information Technology	1,287,079,955	1,187,322,967	99,756,988	-
Materials	237,804,871	205,272,076	32,532,795	-
Telecommunication Services	158,077,496	158,077,496	-	-
Utilities	261,980,077	261,908,176	71,901	-
U.S. Government and Government Agency Obligations	6,599,960	-	6,599,960	-
Money Market Funds	235,503,232	235,503,232	-	-
Cash Equivalents	43,000	-	43,000	-
Total Investments in Securities:	$ 7,144,634,926	$ 6,866,293,267	$ 278,341,659	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 100,548	$ 100,548	$ -	$ -
Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $6,135,970,962. Net unrealized appreciation aggregated $1,008,663,964, of which $1,139,789,078 related to appreciated investment securities and $131,125,114 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Large Cap
Value Fund

October 31, 2009

1.884765.101

LPV-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.2%
TRW Automotive Holdings Corp. (a)	1,160,300	$ 18,158,695
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc.	1,162,800	14,697,792
Wyndham Worldwide Corp.	1,486,092	25,337,869
		40,035,661
Household Durables - 0.7%
D.R. Horton, Inc.	1,460,900	16,011,464
Whirlpool Corp.	495,400	35,465,686
		51,477,150
Media - 5.3%
Cablevision Systems Corp. - NY Group Class A	4,724,363	108,471,374
Comcast Corp. Class A (special) (non-vtg.)	4,836,100	67,802,122
Interpublic Group of Companies, Inc. (a)	2,928,015	17,626,650
The DIRECTV Group, Inc. (a)(c)	1,177,800	30,976,140
Time Warner Cable, Inc.	704,200	27,773,648
Time Warner, Inc.	2,998,066	90,301,748
Viacom, Inc. Class B (non-vtg.) (a)	1,728,077	47,677,644
		390,629,326
Multiline Retail - 0.5%
Macy's, Inc.	2,247,700	39,492,089
Specialty Retail - 1.4%
Aeropostale, Inc. (a)	680,200	25,527,906
Best Buy Co., Inc.	721,600	27,550,688
Home Depot, Inc.	1,000,200	25,095,018
Staples, Inc.	1,000,800	21,717,360
		99,890,972
Textiles, Apparel & Luxury Goods - 0.3%
Polo Ralph Lauren Corp. Class A	314,400	23,397,648
TOTAL CONSUMER DISCRETIONARY		663,081,541
CONSUMER STAPLES - 7.9%
Beverages - 2.8%
Anheuser-Busch InBev SA NV	1,325,796	62,440,958
Coca-Cola Enterprises, Inc.	999,300	19,056,651
Dr Pepper Snapple Group, Inc. (a)	857,400	23,372,724
Molson Coors Brewing Co. Class B	493,674	24,175,216
The Coca-Cola Co.	1,401,030	74,688,909
		203,734,458
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	569,300	$ 20,096,290
Wal-Mart Stores, Inc.	870,200	43,231,536
		63,327,826
Food Products - 2.5%
Archer Daniels Midland Co.	832,500	25,074,900
Bunge Ltd.	822,825	46,950,395
Kraft Foods, Inc. Class A	2,570,400	70,737,408
Smithfield Foods, Inc. (a)(c)	1,868,704	24,928,511
Tyson Foods, Inc. Class A	1,651,400	20,675,528
		188,366,742
Household Products - 0.9%
Energizer Holdings, Inc. (a)	319,204	19,429,947
Procter & Gamble Co.	871,113	50,524,554
		69,954,501
Tobacco - 0.8%
Lorillard, Inc.	727,600	56,549,072
TOTAL CONSUMER STAPLES		581,932,599
ENERGY - 17.5%
Energy Equipment & Services - 3.6%
Atwood Oceanics, Inc. (a)	721,800	25,616,682
BJ Services Co.	1,267,300	24,332,160
ENSCO International, Inc.	672,600	30,798,354
Nabors Industries Ltd. (a)	1,067,500	22,236,025
National Oilwell Varco, Inc. (a)	1,150,300	47,150,797
Pride International, Inc. (a)	1,115,100	32,962,356
Smith International, Inc.	410,000	11,369,300
Transocean Ltd. (a)	894,200	75,032,322
		269,497,996
Oil, Gas & Consumable Fuels - 13.9%
Alpha Natural Resources, Inc. (a)	584,600	19,858,862
Anadarko Petroleum Corp.	710,600	43,296,858
Apache Corp.	438,600	41,281,032
Arch Coal, Inc.	1,333,861	28,891,429
BP PLC sponsored ADR	564,300	31,950,666
Canadian Natural Resources Ltd.	346,100	22,443,683
Chesapeake Energy Corp.	2,778,110	68,063,695
Chevron Corp.	1,943,984	148,792,535
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ConocoPhillips	1,877,555	$ 94,215,710
CONSOL Energy, Inc.	420,900	18,018,729
EXCO Resources, Inc.	1,047,300	16,358,826
Exxon Mobil Corp.	3,032,900	217,367,943
Marathon Oil Corp.	3,103,100	99,206,107
Occidental Petroleum Corp.	105,100	7,974,988
Petrobank Energy & Resources Ltd. (a)	214,300	9,368,760
Royal Dutch Shell PLC Class A sponsored ADR	496,200	29,479,242
Southwestern Energy Co. (a)	323,900	14,115,562
Suncor Energy, Inc.	1,276,160	42,332,426
Sunoco, Inc.	454,000	13,983,200
Tesoro Corp. (c)	1,331,100	18,821,754
Total SA sponsored ADR	403,300	24,226,231
Valero Energy Corp.	1,168,435	21,148,674
		1,031,196,912
TOTAL ENERGY		1,300,694,908
FINANCIALS - 24.3%
Capital Markets - 5.9%
Bank of New York Mellon Corp.	1,202,600	32,061,316
BlackRock, Inc. Class A	139,900	30,286,951
Goldman Sachs Group, Inc.	1,011,330	172,098,026
Invesco Ltd.	2,792,167	59,054,332
Morgan Stanley	3,125,400	100,387,848
Nomura Holdings, Inc.	939,900	6,624,994
Northern Trust Corp.	403,800	20,290,950
State Street Corp.	177,600	7,455,648
UBS AG (For. Reg.) (a)	435,952	7,267,971
		435,528,036
Commercial Banks - 4.0%
Comerica, Inc.	769,200	21,345,300
PNC Financial Services Group, Inc.	1,808,800	88,522,672
Sumitomo Mitsui Financial Group, Inc.	1,013,300	34,444,103
Wells Fargo & Co.	5,598,796	154,078,866
		298,390,941
Consumer Finance - 0.3%
Discover Financial Services	1,419,300	20,068,902
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 7.3%
Bank of America Corp.	14,185,435	$ 206,823,642
Citigroup, Inc.	2,822,400	11,543,616
ING Groep NV (Certificaten Van Aandelen) unit (a)	1,477,900	19,231,555
JPMorgan Chase & Co.	6,718,186	280,618,629
Moody's Corp.	434,500	10,288,960
NYSE Euronext	432,300	11,174,955
		539,681,357
Insurance - 6.4%
ACE Ltd.	528,500	27,143,760
Assurant, Inc.	1,206,433	36,108,540
Berkshire Hathaway, Inc. Class B (a)	8,630	28,332,290
Everest Re Group Ltd.	412,500	36,089,625
Genworth Financial, Inc. Class A	2,333,400	24,780,708
Lincoln National Corp.	2,327,800	55,471,474
MetLife, Inc.	1,419,800	48,315,794
RenaissanceRe Holdings Ltd.	983,942	51,656,955
The Travelers Companies, Inc.	1,875,332	93,372,780
Validus Holdings Ltd.	736,500	18,633,450
XL Capital Ltd. Class A	3,459,107	56,763,946
		476,669,322
Real Estate Investment Trusts - 0.4%
Duke Realty LP	946,000	10,633,040
SL Green Realty Corp.	530,200	20,550,552
		31,183,592
TOTAL FINANCIALS		1,801,522,150
HEALTH CARE - 9.6%
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	5,273,500	42,820,820
Cooper Companies, Inc.	638,700	17,889,987
Covidien PLC	554,400	23,351,328
St. Jude Medical, Inc. (a)	454,700	15,496,176
		99,558,311
Health Care Providers & Services - 0.9%
CIGNA Corp.	852,600	23,736,384
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Community Health Systems, Inc. (a)	571,300	$ 17,870,264
Humana, Inc. (a)	572,400	21,510,792
		63,117,440
Pharmaceuticals - 7.4%
King Pharmaceuticals, Inc. (a)	1,937,800	19,629,914
Merck & Co., Inc.	4,500,050	139,186,547
Mylan, Inc. (a)(c)	1,217,700	19,775,448
Pfizer, Inc.	20,522,711	349,501,771
Watson Pharmaceuticals, Inc. (a)	579,900	19,960,158
		548,053,838
TOTAL HEALTH CARE		710,729,589
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.5%
Goodrich Corp.	317,800	17,272,430
Honeywell International, Inc.	504,600	18,110,094
Precision Castparts Corp.	192,500	18,389,525
United Technologies Corp.	874,300	53,725,735
		107,497,784
Building Products - 0.2%
Owens Corning (a)	792,166	17,514,790
Electrical Equipment - 0.3%
AMETEK, Inc.	596,931	20,826,923
Industrial Conglomerates - 2.3%
General Electric Co.	7,955,141	113,440,311
Siemens AG sponsored ADR	205,500	18,499,110
Textron, Inc.	2,031,367	36,117,705
		168,057,126
Machinery - 1.9%
Crane Co.	397,146	11,060,516
Cummins, Inc.	685,400	29,513,324
Ingersoll-Rand Co. Ltd.	1,150,500	36,344,295
Navistar International Corp. (a)	409,700	13,577,458
Oshkosh Co.	1,095,000	34,229,700
SPX Corp.	368,300	19,438,874
		144,164,167
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.7%
CSX Corp.	1,463,800	$ 61,743,084
Union Pacific Corp.	1,126,528	62,116,754
		123,859,838
TOTAL INDUSTRIALS		581,920,628
INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	1,142,500	26,106,125
CommScope, Inc. (a)	673,100	18,187,162
Motorola, Inc.	3,850,700	33,000,499
		77,293,786
Computers & Peripherals - 3.2%
Dell, Inc. (a)	3,398,078	49,238,150
International Business Machines Corp.	152,200	18,356,842
Seagate Technology	10,878,374	151,753,317
Western Digital Corp. (a)	528,500	17,799,880
		237,148,189
Electronic Equipment & Components - 0.2%
Tyco Electronics Ltd.	792,200	16,834,250
Internet Software & Services - 1.4%
eBay, Inc. (a)	2,121,200	47,239,124
IAC/InterActiveCorp (a)	451,850	8,558,039
VeriSign, Inc. (a)	2,129,300	48,569,333
		104,366,496
IT Services - 0.6%
Computer Sciences Corp. (a)	469,057	23,785,880
Fidelity National Information Services, Inc.	841,600	18,313,216
		42,099,096
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	1,353,600	25,867,296
Maxim Integrated Products, Inc.	1,776,746	29,618,356
MEMC Electronic Materials, Inc. (a)	926,300	11,504,646
Micron Technology, Inc. (a)	5,581,500	37,898,385
		104,888,683
TOTAL INFORMATION TECHNOLOGY		582,630,500
Common Stocks - continued
	Shares	Value
MATERIALS - 4.4%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	328,600	$ 25,344,918
Ashland, Inc.	1,003,624	34,665,173
Dow Chemical Co.	3,076,600	72,238,568
Lubrizol Corp.	288,300	19,189,248
Terra Industries, Inc.	565,800	17,975,466
The Mosaic Co.	331,000	15,467,630
		184,881,003
Construction Materials - 0.2%
Vulcan Materials Co. (c)	411,800	18,955,154
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	629,400	20,065,272
Metals & Mining - 1.4%
ArcelorMittal SA (NY Shares) Class A	410,900	13,978,818
Freeport-McMoRan Copper & Gold, Inc.	622,100	45,637,256
Goldcorp, Inc.	836,800	30,741,011
Reliance Steel & Aluminum Co.	429,900	15,682,752
		106,039,837
TOTAL MATERIALS		329,941,266
TELECOMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	6,403,386	164,374,919
Qwest Communications International, Inc. (c)	15,733,700	56,483,983
Verizon Communications, Inc.	2,626,483	77,717,632
		298,576,534
Wireless Telecommunication Services - 2.5%
Sprint Nextel Corp. (a)	46,826,490	138,606,410
Vodafone Group PLC sponsored ADR	1,904,200	42,254,198
		180,860,608
TOTAL TELECOMMUNICATION SERVICES		479,437,142
UTILITIES - 4.4%
Electric Utilities - 2.0%
Allegheny Energy, Inc.	1,661,463	37,914,586
Entergy Corp.	380,500	29,191,960
Exelon Corp.	213,295	10,016,333
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	1,368,705	$ 59,237,552
FPL Group, Inc.	235,900	11,582,690
		147,943,121
Independent Power Producers & Energy Traders - 1.0%
AES Corp.	1,226,900	16,035,583
Calpine Corp. (a)	2,110,100	23,717,524
Constellation Energy Group, Inc.	632,100	19,544,532
NRG Energy, Inc. (a)	851,600	19,578,284
		78,875,923
Multi-Utilities - 1.4%
PG&E Corp.	944,600	38,624,694
Public Service Enterprise Group, Inc.	954,900	28,456,020
Sempra Energy	697,194	35,870,631
		102,951,345
TOTAL UTILITIES		329,770,389
TOTAL COMMON STOCKS (Cost $6,288,038,758)		7,361,660,712
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 0.20% (d)	66,854,432	66,854,432
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	89,359,550	89,359,550
TOTAL MONEY MARKET FUNDS (Cost $156,213,982)		156,213,982
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $6,444,252,740)		7,517,874,694
NET OTHER ASSETS - (1.4)%		(107,351,736)
NET ASSETS - 100%		$ 7,410,522,958
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 325,166
Fidelity Securities Lending Cash Central Fund	172,052
Total	$ 497,218
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 663,081,541	$ 663,081,541	$ -	$ -
Consumer Staples	581,932,599	581,932,599	-	-
Energy	1,300,694,908	1,300,694,908	-	-
Financials	1,801,522,150	1,733,953,527	67,568,623	-
Health Care	710,729,589	710,729,589	-	-
Industrials	581,920,628	581,920,628	-	-
Information Technology	582,630,500	582,630,500	-	-
Materials	329,941,266	329,941,266	-	-
Telecommunication Services	479,437,142	479,437,142	-	-
Utilities	329,770,389	329,770,389	-	-
Money Market Funds	156,213,982	156,213,982	-	-
Total Investments in Securities:	$ 7,517,874,694	$ 7,450,306,071	$ 67,568,623	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,351,250
Total Realized Gain (Loss)	(271,671)
Total Unrealized Gain (Loss)	398,750
Cost of Purchases	4,248,542
Proceeds of Sales	(6,726,871)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $6,500,266,837. Net unrealized appreciation aggregated $1,017,607,857, of which $1,199,527,673 related to appreciated investment securities and $181,919,816 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Telecom and
Utilities Fund

October 31, 2009

1.809082.105

UIF-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.3%
Media - 11.3%
Comcast Corp. Class A	1,889,700	$ 27,401
DISH Network Corp. Class A (a)	315,300	5,486
The DIRECTV Group, Inc. (a)(c)	1,655,700	43,545
		76,432
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
TransAtlantic Petroleum Ltd. (a)	2,909,000	6,985
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.6%
Google, Inc. Class A (a)	7,000	3,753
TELECOMMUNICATION SERVICES - 18.8%
Diversified Telecommunication Services - 9.2%
CenturyTel, Inc.	791,569	25,694
Frontier Communications Corp.	1,951,000	13,989
Qwest Communications International, Inc. (c)	6,130,100	22,007
		61,690
Wireless Telecommunication Services - 9.6%
American Tower Corp. Class A (a)	796,804	29,338
NII Holdings, Inc. (a)	771,400	20,774
Vivo Participacoes SA sponsored ADR (c)	606,800	14,715
		64,827
TOTAL TELECOMMUNICATION SERVICES		126,517
UTILITIES - 68.3%
Electric Utilities - 33.1%
American Electric Power Co., Inc.	1,972,200	59,600
Entergy Corp.	472,023	36,214
FirstEnergy Corp.	1,572,400	68,050
FPL Group, Inc.	520,900	25,576
ITC Holdings Corp.	1,300	58
Northeast Utilities	447,800	10,322
Pinnacle West Capital Corp.	209,900	6,574
Progress Energy, Inc.	459,426	17,242
		223,636
Gas Utilities - 0.0%
ONEOK, Inc.	100	4
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 13.9%
AES Corp.	857,200	$ 11,204
Black Hills Corp.	41,500	1,011
Calpine Corp. (a)	1,042,143	11,714
Constellation Energy Group, Inc.	1,075,969	33,269
Dynegy, Inc. Class A (a)	3,281,800	6,564
NRG Energy, Inc. (a)	1,046,000	24,048
RRI Energy, Inc. (a)	1,197,300	6,310
		94,120
Multi-Utilities - 21.3%
CenterPoint Energy, Inc.	1,907,797	24,038
CMS Energy Corp.	1,019,300	13,557
DTE Energy Co.	540,900	20,002
PG&E Corp.	733,900	30,009
Sempra Energy	821,800	42,282
TECO Energy, Inc.	593,600	8,512
Wisconsin Energy Corp.	118,400	5,171
		143,571
TOTAL UTILITIES		461,331
TOTAL COMMON STOCKS (Cost $655,188)		675,018
Money Market Funds - 10.7%

Fidelity Cash Central Fund, 0.20% (d)	3,945,824	3,946
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	68,374,125	68,374
TOTAL MONEY MARKET FUNDS (Cost $72,320)		72,320
TOTAL INVESTMENT PORTFOLIO - 110.7% (Cost $727,508)		747,338
NET OTHER ASSETS - (10.7)%		(72,188)
NET ASSETS - 100%		$ 675,150
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 32
Fidelity Securities Lending Cash Central Fund	52
Total	$ 84
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $739,283,000. Net unrealized appreciation aggregated $8,055,000, of which $43,365,000 related to appreciated investment securities and $35,310,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2009